ANNUAL REPORT

December 31, 1997


ADVANCE Capital I, Inc.
An investment company with four funds

TABLE OF CONTENTS
-------------------------------------------------
                                              Page
A Letter to Our Shareholders ..................2
Investment Performance.........................4
Financial Highlights..........................11

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund.......................15
     Bond Fund................................21
     Balanced Fund............................24
     Retirement Income Fund...................36

Statement of Assets and Liabilities...........44
Statement of Operations.......................45
Statement of Changes in Net Assets............46
Notes to Financial Statements.................48
Report of Independent Accountants.............52
Additional Information........................53

Dear Shareholders,

     There were many investment highlights in 1997, including the third consecutive year of double-digit stock returns and above average bond returns. Incredibly, for the three year period ended December 31, the S&P 500 Index has returned 132 percent, the Nasdaq Composite has returned 126 percent and long government bonds have returned about 49 percent. In the past
70 years these three asset classes have never realized such tremendous returns at the same time, illustrating just how unusual the period has been.

     As we began 1997, inflation was low, consumer confidence was high and corporate profits were strong. Investors viewed the prosperity as justification for continuing to propel stock values to new highs in January. Corporations, becoming increasingly nervous about the unrealistic earnings expectations of investors, began advising Wall Street of earnings short falls from consensus estimates. Investors heeded the warnings and began to push stocks lower toward the end of the first quarter and into the second quarter. By summer, however, actual earnings reports showed better than expected growth across most industries. This good news, combined with falling interest rates, signaled a buying frenzy and stocks quickly rebounded to prior levels.

     As domestic investment sentiment flip-flopped, the now infamous Asian crisis was beginning. The economic problems of the once prosperous region symbolize the effects of rapid growth without proper regulation. Most of the 1990's witnessed Asian economies and stock markets among the fastest growing in the world. The potential for huge rewards from this region attracted investors, headlines and most importantly, foreign capital. The inflow of capital into the region not only spurred business growth, a real estate boom and the development of much needed infrastructure, but eventually stifled the very prosperity it helped create. As money poured into foreign banks, regulation and control systems were not in place to prevent bankers from eventually lending frivolously to enormously leveraged and questionable ventures. Foreign investors, sensing increased investment risk and lower potential returns, began to exit. This increased the pressure on banks to produce hard currency. A credit crunch quickly followed and one by one the weakest Asian currencies began to tumble. Faced with a liquidity crisis and falling currency values, Asia's remaining defense to retain foreign capital was to raise interest rates. The higher rates burst the real estate bubble and sparked a tumble in world stock markets, including the largest one day point decline in the U.S. market on October 27th. The whole scenario clearly illustrates the interdependencies among world economies and, more than ever, shows the risks and the realities of our global economy.

     Within this investment environment, the Advance Capital I, Funds produced returns that were in-line with the averages for funds with similar objectives. The Equity Growth Fund increased
17.7 percent for the year while the Lipper Mid Cap Fund Index increased 17.6 percent. The Balanced Fund with its 60-40 mix of stocks and bonds, increased 20.5 percent compared to a 20.1 percent increase in the Lipper Balanced Fund Index. The Bond and Retirement Income Funds returned 9.4 and 12.2 percent respectively, compared to the Lipper Intermediate Bond Index return of 8.5 percent and the Lipper BBB Bond Index return of 9.9 percent.

     Looking ahead to 1998, it appears that the problems in Asia are far from over. Although the International Monetary Fund (IMF) has put together a "bailout" package for the region, it will take months, if not years, to strengthen the economic foundation necessary to return to prosperity and regain the confidence of foreign investors. We know that Asia's problems will eventually affect our own economic growth. What we don't know is when and by how much. The most immediate impact has started with those U.S. companies that rely on Asia for a major component of sales growth. As the region contracts and currency values remain weak, total U.S. sales to the area will decline markedly. This will lead to lower overall corporate earnings and slower growth in domestic GDP. It also means that Asian goods sold in the U.S. will become cheaper and force domestic companies to hold the line or even lower prices to remain competitive. Falling consumer prices and declining corporate profits can produce an unpleasant investment and economic environment. In our view, investment returns for 1998 will not match the prior year results.
We expect positive to average results for 1998 and negative returns are certainly possible. The issues ahead of us will test the resolve of the investment community and the power of the Federal Reserve Board to maintain adequate growth and low inflation in what has become an extremely uncertain global environment.

     At December 31, 1997, the four Advance Capital I, Inc. Funds held about $356 million in total assets, a 23 percent increase from the prior year. Our focus has been and will remain on the long term. Proper investment decisions and broad diversification in respective categories is the cornerstone to our investment philosophy. We fully expect this approach, combined with our careful attention to costs, will continue to serve our investors well, over time. We thank you for your continued confidence and look forward to providing you and others with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we may be of service, please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

                          Sincerely,

/s/ John C. Shoemaker                  /s/ Robert J. Cappelli
John C. Shoemaker                      Robert J. Cappelli

February 12, 1998

INVESTMENT PERFORMANCE

     Advance Capital I, Inc. is an open-end, diversified management investment company offering investment opportunities in four mutual fund portfolios.

     The accompanying comments are intended to help investors evaluate the dynamics of mutual fund performance. The charts and tables that follow show the average annual return of each Fund as well as selected measures of general stock and bond market returns. The Consumer Price Index (CPI) is also shown to illustrate the impact inflation has on investment returns.

          1997 FUND RESULTS
          Equity Growth       17.68%
          Bond                 9.41%
          Balanced            20.50%
          Retirement Income   12.20%

     Figures for the life of the Bond and Balanced Funds begin August 31, 1987. The Retirement Income Fund figures begin on January 1, 1993, the start date for the fund. The historical figures for the Equity Growth Fund begin January 1, 1994, immediately following a substantial change in the investment objectives and the addition of T. Rowe Price as a sub-investment advisor to the Fund.

THE EQUITY GROWTH FUND IN 1997

     The Advance Capital I Equity Growth Fund seeks long-term growth of capital by investing primarily in common stocks of small, rapidly growing companies.

         TOP FIVE INDUSTRIES
         Computer Software       10.6%
         Retail Store	          7.6%
         Medical Services         5.6%
         Financial Services       4.2%
         Industrial Services      4.1%

     The Equity Growth Fund returned 17.68 percent in 1997 while the NASDAQ Composite Index returned 21.64 percent and the S&P 500 Index (with dividends reinvested) returned 33.36 percent. The accompanying graph shows the cumulative performance of the Equity Growth Fund, the S&P 500 Index (with dividends reinvested), the NASDAQ Composite Index and the Consumer Price Index (CPI) since the beginning of 1994.

     The solid investment foundation that has driven the seven year bull market was tested several times during the past year. Late in the first quarter, fear of declining corporate earnings lead investors to reduce their long term outlook for stocks and returns turned negative. In the second and third quarters surprisingly solid earnings announcements and continued low inflation lifted stocks back to record levels. By the fourth quarter economic and financial troubles in Asia jolted investor confidence and world stock markets were sent into a tailspin.

     As the events in Asia unfolded, the ripple effect throughout world stock markets was immediate. In one day the U.S. stock market declined about five percent, Europe was down between 4 and 6 percent and Latin America was off about 14 percent. This rapid decline in world stocks was quickly followed by corporate warnings of the adverse effects Asia's troubles would have on earnings. Shortly therafter economists began raising the specter of possible world deflation and stagnant economic growth.

These events bring to the forefront the realities of our global economy and the added risk of investing heavily in one specific region of the world.

     During most of the 1990's, many domestic companies such as computer makers and suppliers, found success selling in the booming Asian market. High growth translated into above average earnings and skyrocketing stock prices. Some equity fund managers rode this trend and invested a large portion of their fund's assets in these high growth, high risk stocks. When Asian currency values and growth declined late in 1997, many once high-flying stocks paid the price. The same managers held portfolios that were under diversified and heavily invested in declining stocks. In contrast, the Equity Growth Fund's objective of diversifying between industries and issuers, remained intact throughout the period.
By maintaining a well diversified portfolio, the Fund's return did not rise or fall disproportionately as the events in Asia unfolded. Making big bets in one specific industry may payoff periodically, but historical lessons prove that the key to successful long term investing is maintaining a well diversified portfolio throughout the entire investment cycle.

     In the near term, we expect world stock markets to remain volatile as the events in Asia continue to unfold. Investors remain cautious of companies with a large Asian exposure, especially computer, semiconductor and networking companies. Investors whose holdings have limited Asian exposure and a consistent record of strong earnings, have been cushioned. The stock market will eventually digest the Asian problem and stocks will stabilize, assuming inflation remains low. The combination of weak corporate earnings and rising inflation would not bode well for stocks. This is a scenario we deem highly unlikely. It is apparent, however, that stock returns in 1998 will most likely not set records on the plus side. Volatility, especially in small cap stocks, should bring returns back toward the historical average for the year ahead.

THE EQUITY GROWTH FUND

[EDGAR REFERENCE - S & P 500, NASDAQ, EQUITY GROWTH AND CPI
INDEX LINE CHART FOR 1994-1997]

Average Annual Returns for Periods Ended December 31, 1997

				Past 1		Past 5		Life of
				Year		Years		Fund
                                ------          ------          -------
     Equity Growth Fund	        17.68%		N/A	        16.36%
     NASDAQ Composite Index     21.64%	        N/A	        19.21%
     S&P 500 Index		33.36%		N/A	        22.93%
     Consumer Price Index (CPI) 1.81%	        N/A	         2.63%

     Past performance should not be used to attempt to predict future performance.

THE BOND FUND IN 1997

     The Advance Capital I Bond Fund seeks to provide investors with stable income from high quality investment grade bonds and U.S. government bonds.

          As of 12/31/97
          Average Maturity	          9.5 Years
          Average Quality	                 A+
          Average Duration                6.0 Years
          Size		               $4.2 Million

     The Bond Fund returned 9.41 percent for 1997 compared to the Lipper Intermediate Bond Index return of 8.47 percent. The Bond Fund's return represents 6.65 percent from income distributed to shareholders and a 2.76 percent increase in share price. The accompanying graph shows the cumulative performance of the Bond Fund, the Balanced Fund, the Lipper Intermediate Bond Index, the Consumer Price Index (CPI) and the Lipper Balanced Index since August 1987, the Fund's inception.

     The bond market remained volatile throughout 1997 as inflation and world economic turmoil remained in question. The beginning of the year brought signs of robust economic growth and a continuation of moderate inflation. As the economic and inflation pictures brightened, the confidence among bond investors about corporate profits grew. By mid summer this sentiment helped push the yield on both government and corporate bonds to historically low levels. The fourth quarter brought foreign market turmoil and general discontent which left many bond investors feeling skittish about the stability of corporate profits and economic growth. As investors moved out of corporate bonds and back into government bonds, corporate yields increased while government bond yields continued to decline. By year end, the yield on the thirty year government bond was about 6 percent and the ten year was under 6 percent.

     At December 31, the Bond Fund was fully invested with an overall portfolio maturity of about 9.5 years. This maturity is within the allowed range of 5 to 10 years and significantly longer than the year earlier figure of 7.8 years. Strategically, as bonds were called or matured, they were replaced with bonds having maturities longer than the Fund's average. As interest rates continued to decline, this strategy proved beneficial to the Fund's return. Although average maturity changed, overall quality remained an A+ and diversification was maintained.

     Today, it appears 1998 will produce a moderately expanding economy with continued low inflation. Combined with stagnant to declining foreign growth and weak currency values, fixed income securities should return about their historical average for the year ahead. The Bond Fund's structure of maintaining a well diversified portfolio of high quality bonds is well positioned for this view in 1998.

THE BALANCED FUND IN 1997

     The Advance Capital I Balanced Fund seeks to provide capital appreciation, current income and preservation of capital by investing in a diversified portfolio of common stocks and bonds.

          As of 12/31/97
          Bonds		            39%
          Small Stocks		    19%
          Large Stocks	       	    42%
          Size		   $ 98 Million

     The Balanced Fund increased 20.50 percent in 1997 while the Lipper Balanced Index increased 20.05 percent. The accompanying graph illustrates the cumulative performance of the Balanced Fund, the Bond Fund, the Lipper Intermediate Bond Index, the Lipper Balanced Index and the Consumer Price Index (CPI) since August 1987, the Fund's inception. Although the Fund began in August of 1987, the investment objectives and policies were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at the same time.

     The Balanced Fund consists of fixed income securities, small company growth stocks and large company value stocks. The mix between these three asset classes served the Fund well as each returned above their historical average for the year. The bonds in the Fund account for about 40 percent of the Fund's total and are structurally similar to those in the Bond Fund. The bonds average about ten years in maturity and A in quality. Throughout the year, economic uncertainty and erratic inflationary concerns produced significant volatility in fixed income prices. As foreign economic turmoil unfolded in the fourth quarter, many investors sought comfort in fixed income instruments, particularly government bonds. The increased buying pressure resulted in historically above average returns for the bonds in the Fund.

     Stocks in the Fund consist of both small-to-midsized company growth stocks as well as large company value stocks. Although each sector performed well, large company value stocks outperformed smaller company growth stocks for the third consecutive year. The stability of earnings and solid dividend policies of large company stocks was comforting to investors, particularly as interest rates declined and foreign market turmoil began. If world economies remain in question and inflation begins to rise, large company stocks should continue to outperform smaller company stocks in the year ahead.

     In contrast, smaller company stocks usually do not pay dividends or have consistent earnings. Investors' only reward comes from stock appreciation. This usually occurs when a company obtains a significant market niche or a technological advancement propels an entire industry.
In the 1990's, improvements in all forms of technology have been the cornerstone to much of the success in small cap stocks. The stock of companies that make or design software programs, computer components or microprocessors have risen dramatically through the decade. These technological breakthroughs have also led the way for rapid transformations within other industries. For example, most banks and manufacturing facilities have been able to reduce operating costs and improve worker productivity by utilizing new technology. As costs decreased and earnings grew, the investment community has responded by doubling or tripling the price of most of these companies in a short amount of time.

     Today, although the general health of the economy is strong, inflation concerns and foreign uncertainty may dampen investment returns in 1998. With this in mind, the Balanced Fund's investment policy of diversifying between asset classes and industries remains intact. Adhering to this strategy coupled with continued sound investment decision making will provide Fund returns consistent with its objectives.

THE BOND AND BALANCED FUNDS

[EDGAR REFERENCE - LIPPER BALANCED, BALANCED, LIPPER BOND, BOND
AND CPI INDEX LINE CHART FOR 1987-1997]

          Average Annual Returns for Periods Ended December 31, 1997

				Past 1		Past 5	      Life of
				Year		Years	      Fund
                                ------          ------        -------
     Bond Fund		          9.41%	         7.52%	       8.53%
     Balanced Fund	         20.50%	        13.13%	       9.85%
     Lipper Intermediate
       Bond Index                 8.47%		 6.56%	       8.85%
     Lipper Balanced Index       20.05%	        13.19%	      12.96%
     Consumer Price Index (CPI)   1.81%		 2.63%	       3.40%

     Past performance should not be used to attempt to predict future performance.

     The investment objectives and policies of the Balanced Fund were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time.

THE RETIREMENT INCOME FUND IN 1997

     The Advance Capital I Retirement Income Fund seeks to provide investors with current income by investing at least 65% in investment grade corporate and U.S. Government bonds and as much as 33% in lower-rated higher-yielding instruments.

         As of 12/31/97
         Average Maturity        16.3 Years
         Average Quality	        BBB
         Average Duration         8.3 Years
         Size	               $201 Million

     The Retirement Income Fund returned 12.20 percent for the year. The return was comprised of 7.25 percent for the year.
The return was comprised of 7.25 percent from income distributed to shareholders and a 4.95 percent increase in share price. The accompanying graph shows the cumulative performance of the Retirement Income Fund, the Lipper BBB Index and the Consumer Price Index (CPI) since January 1993, the Fund's inception.

     Although the year proved turbulent for bond returns, the final outcome was sharply positive. The first quarter began with bold remarks by Fed Chairman Alan Greenspan followed by an increase in the Federal Funds rate. Fearing more increases by the Fed, investors began to sell bonds. This selling pressure pushed the yield on the thirty year government bond above seven percent by the end of the first quarter. The quick judgment about the direction of inflation and sentiment of the Federal Reserve Board didn't last long. By the third quarter solid economic statistics comforted investors and reinforced the fact that inflation remained under control. As Asia's troubles mounted and inflation remained in-check, fixed income securities continued to attract investors. By the end of December the thirty year government bond yield was slightly under 6 percent, sharply lower than the 7.2 percent peak in April. Because the Retirement Income Fund holds about 67 percent investment grade bonds with long maturities, this portion of the Fund realized above average returns as interest rates declined through the year.

     The remaining 33 percent of the Fund is invested in high yield securities. Like investment grade bonds, this portion of the Fund also performed well during the year. As interest rates declined and corporate profitability remained strong, many companies with "junk bond" status refinanced existing debt or issued new bonds to capitalize on the favorable interest rate environment. The investment community's appetite for the newly issued high yield debt seemed insatiable. By summer, stronger than expected earnings and continued low inflation increased demand further and the buying continued. Investors were eager to accept the higher credit risk associated with high yield bonds in exchange for higher nominal returns. The growing acceptance of high yield bonds as a valid investment instrument, combined with solid corporate earnings, should keep demand and returns positive for the year ahead.

     Today, the Fund holds a well diversified portfolio of about 127 investment grade and 83 high yield securities. The structure continues to emphasis high current income at a reasonable level of risk. Looking ahead to 1998, turmoil in Asia and low global inflation should keep interest rates stable and prove beneficial to most fixed income securities.

THE RETIREMENT INCOME FUND

[EDGAR REFERENCE - RETIREMENT INCOME, LIPPER BBB INDEX AND CPI
INDEX LINE CHART FOR 1993-1997]

		Average Annual Returns for Periods Ended December 31, 1997

				   Past 1	Past 5		Life of
			           Year		Years		  Fund
                                   ------       ------          -------
     Retirement Income Fund	   12.20%	9.08%	          9.08%
     Lipper BBB Index	            9.90%	8.02%		  8.02%
     Consumer Price Index (CPI)     1.81%	2.63%		  2.63%

	Past performance should not be used to attempt to predict future performance.

                                              ADVANCE CAPITAL I, INC.
                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                  EQUITY GROWTH
                                              -------------------------------------------------
                                                                  Years ended December 31
                                              -------------------------------------------------
                                                1997      1996      1995      1994      1993
                                              --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . . .  $14.72    $12.53     $9.08     $9.46     $9.94
                                              --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss) . . . . . . . .  (0.09)    (0.07)    (0.03)    (0.03)     0.12

  Net realized and unrealized gain (loss)
       on investments. . . . . . . . . . . . .   2.69      2.26      3.48     (0.35)     0.07
                                              --------- --------- --------- --------- ---------
  Total from investment operations . . . . . .   2.60      2.19      3.45     (0.38)     0.19
                                              --------- --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . . .   0.00      0.00      0.00      0.00     (0.12)

  Net realized gain on investments . . . . . .  (0.07)     0.00      0.00      0.00     (0.55)
                                              --------- --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . . .  (0.07)     0.00      0.00      0.00     (0.67)
                                              --------- --------- --------- --------- ---------
Net asset value, end of year . . . . . . . . . $17.25    $14.72    $12.53     $9.08     $9.46
                                              ========= ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . . . 17.68%    17.48%    38.00%    -4.02%     2.13%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . .$54,332   $38,767   $25,625   $12,634    $7,577
  Ratio of expenses to average net assets. . .  1.07%     1.09%     1.12%     1.21%     1.16%
  Ratio of net investment income (loss)
    to average net assets. . . . . . . . . . . -0.58%    -0.50%    -0.29%    -0.30%     1.27%
  Portfolio turnover rate. . . . . . . . . . . 20.53%    24.75%    13.86%    18.05%   135.55%
  Average commission rate per share* . . . . .$0.0259   $0.0261

*For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                                         See Notes To Financial Statements

                                              ADVANCE CAPITAL I, INC.
                                              FINANCIAL HIGHLIGHTS - Continued
---------------------------------------------------------------------------

                                                                  BOND
                                              -------------------------------------------------
                                                                  Years ended December 31
                                              -------------------------------------------------
                                                1997      1996      1995      1994      1993
                                              --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . . . $10.37    $10.79     $9.61    $10.82    $10.51
                                              --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . . .   0.69      0.70      0.70      0.71      0.72

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . .   0.24     (0.42)     1.18     (1.21)     0.45
                                              --------- --------- --------- --------- ---------
  Total from investment operations . . . . . .   0.93      0.28      1.88     (0.50)     1.17
                                              --------- --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . . . (0.69)    (0.70)    (0.70)    (0.71)    (0.72)

  Net realized gain on investments . . . . . . (0.09)     0.00      0.00      0.00     (0.14)
                                              --------- --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . . . (0.78)    (0.70)    (0.70)    (0.71)    (0.86)
                                              --------- --------- --------- --------- ---------
Net asset value, end of year . . . . . . . . . $10.52    $10.37    $10.79     $9.61    $10.82
                                              ========= ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . . .  9.41%     2.81%    20.15%    -4.64%    11.48%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . . $4,203    $4,430    $4,527    $3,999    $4,741
  Ratio of expenses to average net assets. . .  0.54%     0.55%     0.55%     0.60%     0.61%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . .  6.65%     6.71%     6.80%     7.06%     6.57%
  Portfolio turnover rate. . . . . . . . . . . 21.95%    19.77%     6.69%    21.92%    35.99%

                                         See Notes To Financial Statements

                                              ADVANCE CAPITAL I, INC.
                                              FINANCIAL HIGHLIGHTS - Continued
--------------------------------------------------------------------------

                                                                  BALANCED
                                              -------------------------------------------------
                                                                  Years ended December 31
                                              -------------------------------------------------
                                                1997      1996      1995      1994      1993
                                              --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . . . $13.68    $12.57     $9.97    $10.58    $10.36
                                              --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . . .   0.45      0.41      0.35      0.32      0.29

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . .   2.32      1.37      2.75     (0.61)     0.22
                                              --------- --------- --------- --------- ---------
  Total from investment operations . . . . . .   2.77      1.78      3.10     (0.29)     0.51
                                              --------- --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . . . (0.45)    (0.41)    (0.35)    (0.32)    (0.29)

  Net realized gain on investments . . . . . . (0.31)    (0.26)    (0.15)     0.00      0.00
                                              --------- --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . . . (0.76)    (0.67)    (0.50)    (0.32)    (0.29)

                                              --------- --------- --------- --------- ---------
Net asset value, end of year . . . . . . . . . $15.69    $13.68    $12.57     $9.97    $10.58
                                              ========= ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . . . 20.50%    14.48%    31.53%    -2.72%     4.97%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . .$99,421   $75,202   $59,299   $44,221   $46,690
  Ratio of expenses to average net assets. . .  1.04%     1.06%     1.07%     1.10%     1.08%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . .  3.02%     3.17%     3.11%     3.18%     2.77%
  Portfolio turnover rate. . . . . . . . . . . 10.13%    12.79%    22.72%    34.97%   101.29%
  Average commission rate per share* . . . . .$0.0266   $0.0278

*For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                                         See Notes To Financial Statements

                                              ADVANCE CAPITAL I, INC.
                                              FINANCIAL HIGHLIGHTS - Continued
--------------------------------------------------------------------------

                                                                  RETIREMENT INCOME
                                              -------------------------------------------------
                                                                  Years ended December 31
                                              -------------------------------------------------
                                                1997      1996      1995      1994      1993
                                              --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . . .  $10.20    $10.51     $9.22    $10.54    $10.00
                                              --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . . .    0.74      0.75      0.76      0.76      0.82

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . .    0.45     (0.31)     1.29     (1.32)     0.61
                                              --------- --------- --------- --------- ---------
  Total from investment operations . . . . . .    1.19      0.44      2.05     (0.56)     1.43
                                              --------- --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . . .  (0.74)    (0.75)    (0.76)    (0.76)    (0.82)

  Net realized gain on investments . . . . . .    0.00      0.00      0.00      0.00     (0.07)
                                              --------- --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . . .  (0.74)    (0.75)    (0.76)    (0.76)    (0.89)
                                              --------- --------- --------- --------- ---------
Net asset value, end of year . . . . . . . . .  $10.65    $10.20    $10.51     $9.22    $10.54
                                              ========= ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . . .  12.20%     4.54%    22.96%    -5.34%    13.92%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . .$200,511  $170,799  $139,299   $84,162   $47,343
  Ratio of expenses to average net assets. . .   0.82%     0.82%     0.84%     0.88%     0.88%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . .   7.21%     7.45%     7.64%     7.89%     7.41%
  Portfolio turnover rate. . . . . . . . . . .  16.60%     8.34%    15.63%    12.27%    37.59%

                                         See Notes To Financial Statements

           ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
ADVERTISING - 1.5%
  Catalina Marketing Corporation*                      2,600  $ 120,738
  Interpublic Group of Companies, Inc.                 3,200    159,400
  Omnicom Group, Inc.                                  5,000    211,875
  Outdoor Systems, Inc.*                               8,100    313,875

AEROSPACE / DEFENSE - 0.5%
  BE Aerospace, Inc.*                                  6,000    160,500
  Gulfstream Aerospace Corporation*                    4,500    131,625

AIR TRANSPORT - 1.2%
  Air Express International Corp.                      7,650    233,325
  ASA Holdings, Inc.                                   5,500    156,406
  Comair Holdings, Inc.                                9,750    235,219

APPAREL - 1.2%
  Gucci Group                                          2,600    108,875
  Jones Apparel Group, Inc.*                           3,000    129,000
  Nautica Enterprises, Inc.*                           6,000    139,500
  Quiksilver, Inc.*                                    4,000    114,500
  Warnaco Group, Inc.                                  4,500    142,313

AUTO PARTS - 0.3%
  SPX Corporation                                      2,700    186,300

BANK - 3.8%
  Bank of New York Company, Inc.                       4,600    266,225
  City National Corporation                            7,000    258,125
  First American Corporation                           7,400    368,150
  Mercantile Bancorporation, Inc.                      3,124    191,931
  Northern Trust Corporation                           4,600    320,850
  State Street Corporation                             4,600    267,663
  TCF Financial Corporation                            5,500    187,000
  U.S. Bancorp                                         2,000    223,875

BEVERAGE - 0.3%
  Robert Mondavi Corporation*                          3,000    146,250

BIOTECHNOLOGY - 1.3%
  Human Genome Sciences, Inc.*                         3,200    127,200
  Incyte Pharmaceuticals, Inc.*                        4,000    180,000
  Pioneer Hi-Bred International, Inc.                  2,000    214,500
  Protein Design Labs, Inc.*                           4,000    160,000

BROADCASTING / CABLE TV - 3.4%
  A.H. Belo Corporation                                4,000    224,000
  Chancellor Media Corporation*                        3,000    223,875
  Clear Channel Communications*                        6,000    476,625
  Cox Communications, Inc.*                            6,000    240,750
  Emmis Broadcasting Corporation*                      4,000    182,500
  Jacor Communications, Inc.*                          5,000    265,625
  Westwood One, Inc.*                                  6,000    222,750

BUILDING MATERIALS - 0.2%
  American Standard Companies, Inc.*                   3,000    114,938

CHEMICAL - 2.5%
  Airgas, Inc.*                                        9,100    127,400
  Ecolab, Inc.                                         4,000    221,500
  Lilly Industries, Inc.                               7,000    144,375
  Raychem Corporation                                  5,000    215,313
  Sherwin-Williams Company                             5,500    152,625
  Sigma-Aldrich Corporation                            7,000    276,500
  Valspar Corporation                                  7,000    224,000

COMPUTER & PERIPHERALS - 3.5%
  3COM Corporation, Inc.*                              2,700     94,163
  Adaptec, Inc.*                                       4,000    148,500
  Cisco Systems, Inc.*                                 4,500    250,875
  Comverse Technology, Inc.*                           3,000    117,000
  EMC Corporation*                                     8,600    235,963
  Gateway 2000, Inc.*                                  3,500    114,188
  Microchip Technology, Inc.*                          4,425    132,750
  SCI Systems, Inc.*                                   6,000    261,375
  Stratus Computer, Inc.*                              2,000     75,500

                       See Notes To Financial Statements

           ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------  -------- ----------
COMPUTER & PERIPHERALS - 3.5% (Continued)
  Sun Microsystems, Inc.*                              8,500  $ 338,938
  Xilinx, Inc.*                                        4,300    150,769

COMPUTER SOFTWARE & SERVICES - 10.6%
  Adobe Systems, Inc.                                  4,000    165,000
  Affiliated Computer Services, Inc.*                  7,000    183,750
  America Online, Inc.*                                2,500    222,969
  Baan Company, N.V.*                                  4,600    151,800
  BMC Software, Inc.*                                  5,600    367,500
  Cadence Design Systems, Inc.*                       11,000    270,875
  Cambridge Technology Partners, Inc.*                 6,000    249,750
  CBT Group PLC*                                       2,500    205,313
  Citrix Systems, Inc.*                                3,500    266,000
  Cognizant Corporation                                4,500    201,094
  Compuware Corporation*                              10,000    320,000
  DST Systems, Inc.*                                   3,500    149,406
  Electronics for Imaging, Inc.*                       4,000     66,500
  First Data Corporation                               3,612    105,651
  HBO & Company                                        8,000    383,500
  Intuit, Inc.*                                        4,200    173,250
  Network Associates, Inc.*                            5,983    316,351
  Oracle Corporation*                                  7,500    166,875
  Parametric Technology Company*                       3,500    165,813
  Peoplesoft, Inc.*                                    8,000    312,000
  Remedy Corporation*                                  3,000     63,000
  Security Dynamics Tech., Inc.*                       5,000    178,750
  Shared Medical Systems Corporation                   3,500    230,563
  Sterling Commerce, Inc.*                             6,500    250,250
  SunGard Data Systems, Inc.*                          4,500    139,500
  Symantec Corporation*                                7,800    171,113
  Synopsys, Inc.*                                      3,400    121,550
  Visio Corporation*                                   5,600    214,900

DIVERSIFIED - 1.8%
  Danaher Corporation                                  4,000    253,500
  Equity Corporation International*                    5,000    114,688
  Service Corp. International                          5,200    192,075
  Thermo Electron Corporation*                         4,000    178,000
  Tyco International, Ltd.                             5,294    238,561

DRUG - 2.4%
  Agouron Pharmaceuticals, Inc.*                       2,400     70,500
  Amgen, Inc.*                                         3,300    178,613
  BioChem Pharma, Inc.*                                5,000    104,375
  Biogen, Inc.*                                        3,400    123,675
  Dura Pharmaceuticals, Inc.*                          3,500    160,563
  Elan Corporation PLC*                                3,200    164,000
  Gilead Sciences, Inc.*                               4,000    153,000
  Guilford Pharmaceuticals, Inc.*                      4,500     92,250
  Isis Pharmaceuticals, Inc.*                          5,500     67,719
  Watson Pharmaceuticals, Inc.*                        5,600    183,750

ELECTRIC & GAS UTILITIES - 0.6%
  AES Corporation*                                     6,800    317,900

ELECTRICAL EQUIPMENT - 0.2%
  Littlefuse, Inc.*                                    5,000    124,375

ELECTRONICS - 2.2%
  Altera Corporation*                                  5,400    178,875
  Harman International Industries                      3,100    131,556
  Lam Research Corporation*                            2,300     66,988
  Molex, Inc.                                          7,421    213,354
  Symbol Technologies, Inc.                            6,650    253,947
  Teradyne, Inc.*                                      3,100     99,200
  Thermedics, Inc.*                                    7,000    115,500
  Waters Corporation*                                  4,000    151,000

ENVIRONMENTAL - 1.1%
  Superior Services, Inc.*                             7,000    202,125
  USA Waste Services, Inc.*                            7,312    286,996
  U.S. Filter Corporation*                             3,500    105,000

FINANCIAL SERVICES - 4.2%
  Aames Financial Corporation                          4,500     58,219
  Cendant Corporation*                                15,612    536,676
  Finova Group, Inc.                                   5,000    248,438
  Franklin Resources, Inc.                             4,650    405,131
  Green Tree Financial Corporation                     5,000    130,938
  ING Groep N.V.                                           1         28

                       See Notes To Financial Statements

           ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                          DECEMBER 31, 1997
------------------------------------------------------------------------

                                                               Market
Common Stock                                          Shares   Value
---------------------------------------------------  --------  ---------
FINANCIAL SERVICES - 4.2% (Continued)
  Mutual Risk Management, Ltd.                        10,132  $ 303,327
  Paychex, Inc.                                        4,500    227,813
  SunAmerica, Inc.                                     4,900    209,475
  United Asset Management Corp.                        6,200    151,900

FOOD PROCESSING - 0.9%
  Goodmark Foods, Inc.                                 5,000     92,500
  International Multifoods Corporation                 6,000    169,500
  Tootsie Roll Industries, Inc.                        3,666    232,333

FOREIGN TELECOMMUNICATIONS - 1.2%
  Ericsson Telephone                                   4,000    149,250
  Reuters Holdings PLC                                 2,500    165,625
  Vodafone Group PLC                                   4,500    326,813

GROCERY - 1.2%
  Quality Food Centers, Inc.*                          2,800    187,600
  Richfood Holdings, Inc.                              6,500    183,625
  Safeway, Inc.*                                       4,400    277,750

HOMEBUILDING - 0.5%
  Lennar Corporation                                   4,600     99,188
  Rouse Company                                        4,900    160,781

HOTEL / GAMING - 0.7%
  Extended Stay America, Inc.*                         6,500     81,250
  Host Marriott Corporation*                           7,500    147,656
  Mirage Resorts, Inc.*                                6,000    135,750

HOUSEHOLD PRODUCTS - 1.1%
  First Brands Corporation                             5,000    135,313
  Lancaster Colony Corporation                         4,000    225,500
  Sunbeam Corporation, Inc.                            5,000    211,563

INDUSTRIAL SERVICES - 4.1%
  AccuStaff, Inc.*                                     6,000    138,750
  Apollo Group, Inc.*                                  4,500    212,625
  Equifax, Inc.                                        6,200    219,713
  Interim Services*                                    6,000    153,375
  Manpower, Inc.                                       3,900    136,988
  Primark Corporation*                                 5,500    224,125
  Quintiles Transnational Corporation*                 5,000    191,250
  Registry, Inc.*                                      3,520    162,800
  Robert Half International, Inc.*                     6,750    267,891
  Romac International, Inc.*                          10,000    245,000
  Sylvan Learning Systems, Inc.*                       3,000    117,000
  Vincam Group, Inc.*                                  6,750    179,719

INSURANCE - 3.8%
  Ace, Ltd.                                            2,800    270,200
  Ambac Financial Group, Inc.                          5,200    239,525
  Compdent Corporation*                                4,500     91,266
  Mercury General Corporation                          4,400    244,200
  MGIC Investment Corporation                          4,000    267,250
  Progressive Corporation of Ohio                      2,800    335,475
  Protective Life Corporation                          3,400    203,150
  UICI*                                                4,500    156,938
  Vesta Insurance Group, Inc.                          4,250    252,875

MACHINERY - 1.8%
  AGCO Corporation                                     5,000    146,250
  Alamo Group, Inc.                                    5,000    108,438
  Cognex Corporation*                                  5,000    136,250
  Donaldson Company, Inc.                              3,800    171,238
  IDEX Corporation                                     5,500    191,813
  Parker-Hannifin Corporation                          4,500    207,563

MANUFACTURED HOUSING - 0.4%
  Oakwood Homes Corporation                            7,000    232,313

MEDICAL SERVICES - 5.6%
  ABR Information Services, Inc.*                      5,800    138,475
  Genesis Health Ventures, Inc.*                       4,500    120,938
  Health Care & Retirement Corp.*                      5,550    223,734
  Health Management Associates*                       11,137    281,209
  HEALTHSOUTH Corporation*                             6,500    180,375
  IDX Systems Corporation*                             4,600    170,200
  Lincare Holdings, Inc.*                              3,300    188,100

                       See Notes To Financial Statements

           ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
MEDICAL SERVICES - 5.6% (Continued)
  MedPartners/Mullikin, Inc.*                          6,651  $ 147,153
  Omnicare, Inc.                                       4,500    137,813
  Orthodontic Centers of America, Inc.*                6,000     99,750
  PacifiCare Health Systems, Inc.*                     1,500     78,563
  PhyCor, Inc.*                                        6,000    162,000
  Quorum Health Group, Inc.*                           7,500    195,938
  Renal Treatment Centers, Inc.*                       5,500    198,688
  Tenet Healthcare Corporation*                        6,075    200,855
  Total Renal Care Holdings, Inc.*                     2,000     55,000
  United HealthCare Corporation                        3,900    194,269
  Universal Health Services, Inc.*                     5,300    266,988

MEDICAL SUPPLIES - 4.0%
  Arterial Vascular Engineering, Inc.*                 3,500    227,500
  Boston Scientific Corporation*                       3,000    137,625
  Cardinal Health, Inc.                                4,125    310,406
  Guidant Corporation                                  6,000    373,500
  Henry Schein, Inc.*                                  4,500    157,500
  Life Technologies, Inc.                              5,250    177,188
  Medtronic, Inc.                                      4,000    209,500
  Physio-Control International Corp.*                  5,500     85,594
  Sola International, Inc.*                            4,000    131,000
  Sybron International Corp.*                          5,000    234,688
  VISX, Inc.*                                          5,000    110,625

METAL FABRICATING - 0.3%
  Kennametal, Inc.                                     3,500    181,781

NATURAL GAS - 0.3%
  Sonat, Inc.                                          3,000    137,250

NEWSPAPER - 0.3%
  Central Newspapers, Inc.                             2,500    185,000

OFFICE EQUIPMENT & SUPPLIES - 1.0%
  Diebold, Inc.                                        4,500    227,813
  Ikon Office Solutions, Inc.                          5,500    154,000
  Wallace Computer Services, Inc.                      4,500    174,375

OILFIELD SERVICES - 2.8%
  BJ Services Company*                                 2,500    179,844
  Camco International, Inc.                            3,500    222,906
  Cooper Cameron Corporation*                          2,400    146,400
  Noble Drilling Corporation*                          6,700    204,769
  Pride International, Inc.*                           8,000    199,500
  Smith International, Inc.*                           4,300    263,913
  Tidewater, Inc.                                      2,500    137,813
  Weatherford Enterra, Inc.*                           3,300    144,375

PACKAGING & CONTAINER - 0.4%
  Sealed Air Corporation*                              3,400    210,800

PETROLEUM - 2.1%
  Apache Corporation                                   4,500    157,781
  Barrett Resources Corporation*                       4,000    120,000
  Devon Energy Corporation                             4,500    174,094
  Noble Affiliates, Inc.                               4,400    155,375
  Nuevo Energy Company*                                3,000    122,250
  Tosco Corporation                                    7,500    284,063
  United Meridian Corporation*                         4,200    118,125

PRECISION INSTRUMENT - 1.3%
  Coherent, Inc.*                                      3,000    105,375
  Dionex Corporation*                                  3,000    150,750
  KLA-Tencor Corporation*                              2,600    100,750
  Roper Industries, Inc.                               6,000    173,250
  Teleflex, Inc.                                       5,000    188,750

PRINTING - 0.4%
  Valassis Communications, Inc.*                       5,500    203,500

PUBLISHING - 0.6%
  Harcourt General, Inc.                               3,000    164,438
  Meredith Corporation                                 5,000    178,438

RAILROAD - 0.3%
  Kansas City Southern Ind., Inc.                      6,000    189,750

                       See Notes To Financial Statements

           ADVANCE CAPTIAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
REAL ESTATE INVESTMENT MANAGEMENT - 0.8%
  LaSalle Partners, Inc.*                              4,000  $ 142,500
  LNR Property Corporation                             4,600    109,250
  Security Capital Group Incorporated*                 5,000    162,500

REAL ESTATE INVESTMENT TRUST - 0.6%
  National Health Investors, Inc.                      3,700    155,169
  Security Capital Pacific Trust                       6,500    158,031

RECREATION - 1.3%
  Callaway Golf Company                                3,400     97,113
  Carmike Cinemas, Inc.*                               6,000    172,500
  Carnival Corporation                                 4,500    249,188
  Harley-Davidson, Inc.                                6,000    164,625

RESTAURANT - 0.5%
  Outback Steakhouse, Inc.*                            4,750    136,563
  Sbarro, Inc.                                         5,500    145,406

RETAIL STORE - 7.6%
  AutoZone, Inc.*                                      5,300    153,369
  Bed Bath & Beyond, Inc.*                             7,000    268,625
  Borders Group, Inc.*                                 8,000    250,500
  CDW Computer Centers, Inc.*                          2,500    130,313
  Circuit City Stores, Inc.                            4,300    153,456
  CompUSA, Inc.*                                       6,600    206,663
  Consolidated Stores Corporation*                     4,300    189,200
  CVS Corporation                                      3,000    192,375
  Dollar General Corporation                          11,900    431,375
  Gymboree Corporation*                                4,000    109,500
  Lands' End, Inc.*                                    6,200    217,775
  Men's Wearhouse, Inc.*                               5,250    182,438
  MSC Industrial Direct Co., Inc.*                     4,000    169,500
  OfficeMax, Inc.*                                     9,000    127,688
  Petco Animal Supplies, Inc.*                         5,500    132,000
  Starbucks Corporation*                               4,000    153,500
  The Sports Authority, Inc.*                          7,000    103,250
  Tiffany & Company                                    4,000    144,000
  TJX Companies, Inc.                                  6,000    206,250
  U.S. Office Products Company*                        6,000    116,250
  Viking Office Products, Inc.*                        6,400    139,600
  Williams-Sonoma, Inc.*                               5,000    209,375
  Zale Corporation*                                    7,000    161,000

SECURITIES BROKERAGE - 1.6%
  Charles Schwab Corporation                           9,000    377,438
  Investment Technology Group*                         7,800    218,400
  Raymond James Financial, Inc.                        6,750    269,578

SEMICONDUCTOR - 2.3%
  Analog Devices, Inc.*                                5,500    151,594
  ASM Lithography Holding N.V.*                        1,500    101,250
  Atmel Corporation*                                   4,400     81,950
  Lattice Semiconductor Corporation*                   2,500    118,438
  Linear Technology Corporation                        5,400    310,500
  Maxim Integrated Products, Inc.*                    12,000    414,000
  SDL, Inc.*                                           5,000     72,500

SHOE - 0.3%
  Wolverine World Wide, Inc.                           6,750    153,141

TELECOMMUNICATIONS EQUIPMENT - 1.9%
  ADC Telecommunications, Inc.*                        4,000    167,000
  Andrew Corporation*                                  5,906    141,744
  Ascend Communications, Inc.*                         4,850    119,431
  Aspect Telecommunications Corp.*                     6,000    125,250
  Coherent Commun. Systems Corp.*                      5,000    141,250
  Tellabs, Inc.*                                       6,400    337,200

TELECOMMUNICATIONS SERVICE - 2.7%
  360 Communications Company*                          6,500    131,219
  Centennial Cellular Corporation*                     4,500     92,250
  CommNet Cellular, Inc.*                              5,500    195,594
  DSP Communications, Inc.*                            6,000     72,000
  Intermedia Communications, Inc.*                     3,500    212,188
  Powertel, Inc.*                                      8,100    135,675
  Saville Systems PLC*                                 8,000    332,000

                       See Notes To Financial Statements

           ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
TELECOMMUNICATIONS SERVICE - 2.7% (Continued)
  United States Cellular Corporation*                 3,500 $   107,625
  WorldCom, Inc.*                                     6,500     196,625

TEXTILE - 0.3%
  Unifi, Inc.                                         4,500     183,094

THRIFT - 0.4%
  JSB Financial, Inc.                                 4,500     227,531

TOILETRIES / COSMETICS - 0.3%
  Alberto-Culver Company                              4,500     144,281

TOYS - 0.4%
  Mattel, Inc.                                        5,625     210,938

TRUCKING & TRANSPORT LEASING - 0.2%
  Werner Enterprise, Inc.                             6,000     123,000
                                                            -----------
TOTAL COMMON STOCK - 99.1%
  (Cost $34,686,446)                                        $53,838,950
                                                            ===========

 * Securities are non-income producing

                       See Notes To Financial Statements

                                       ADVANCE CAPITAL I, INC. - BOND FUND
                                            PORTFOLIO OF INVESTMENTS
                                                DECEMBER 31, 1997
--------------------------------------------------------------------------

                                         S & P
                                         Credit                                Principal     Market
Fixed Income Securities                  Rating     Coupon       Maturity      Amount        Value
-----------------------------------     ---------   -------    ------------    -----------   -----------
BANK - 12.7%
   Banc One Corporation                   A+         8.740         09/15/03    $  100,000    $  111,002
   Citicorp                               A          7.250         10/15/11       100,000       106,485
   Harris Bankcorp, Inc.                  A+         9.375         06/01/01        75,000        82,073
   Morgan, J.P. & Company                 AA         8.500         08/15/03       100,000       110,542
   Security Pacific Corporation           A          9.750         05/15/99        40,000        41,853
   Swiss Bank Corp.-NY                    AA         7.375         07/15/15        75,000        80,141

CHEMICAL - 2.7%
   duPont, E.I. de Nemours & Co.          AA-        6.000         12/01/01       115,000       114,081

COMPUTER & PERIPHERALS - 1.9%
   International Business Machines Corp.  A          7.250         11/01/02        75,000        78,349

ELECTRIC & GAS UTILITIES - 10.8%
   Duke Energy Corporation                AA-        6.375         03/01/08        75,000        74,531
   Florida Power Corporation              AA-        6.875         02/01/08        70,000        72,859
   Northern States Power Co. Minn.        AA         7.375         03/01/02        40,000        40,431
   Ontario Hydro                          AA-        7.450         03/31/13       150,000       165,364
   Public Service Co. of Oklahoma         AA-        7.250         01/01/99        50,000        50,169
   Public Service Electric & Gas          A-         7.000         09/01/24        50,000        49,216

ENVIRONMENTAL - 1.1%
   Waste Management, Inc.                 A-         7.650         03/15/11        45,000        46,506

FINANCIAL SERVICES - 5.0%
   BHP Finance USA Ltd.                   A          7.875         12/01/02       100,000       105,973
   General Electric Capital Corporation   AAA        7.750         03/15/02       100,000       106,233

FOOD PROCESSING - 2.5%
   Archer Daniels Midland Company         AA-        7.125         03/01/13       100,000       105,366

FOREIGN GOVERNMENT - 6.5%
   Province of Ontario                    AA-        7.625         06/22/04       100,000       107,612
   Province of Quebec                     A+         8.800         04/15/03       150,000       166,053

GOVERNMENTAL AGENCY - 1.2%
   Tennessee Valley Authority             AAA        6.125         07/15/03        50,000        50,062

                                  See Notes To Financial Statements

                                       ADVANCE CAPTIAL I, INC. - BOND FUND
                                            PORTFOLIO OF INVESTMENTS
                                                DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                       CREDIT                                PRINCIPAL     MARKET
FIXED INCOME SECURITIES                RATING     COUPON       MATURITY      AMOUNT        VALUE
-------------------------------------  ---------  ------       --------      ---------     -------
INSURANCE - 7.7%
   Aetna Services, Inc.                 A          7.125         08/15/06    $  100,000    $  103,325
   Allstate Corporation                 A+         7.500         06/15/13       100,000       108,245
   CIGNA Corporation                    A          8.250         01/01/07       100,000       111,275

MACHINERY - 5.6%
   Caterpillar, Inc.                    A+         9.000         04/15/06       100,000       116,661
   Deere & Company                      A+         8.950         06/15/19       100,000       118,062

MEDICAL SERVICES - 2.4%
   Columbia/HCA Healthcare Corporation  BBB        7.250         05/20/08       100,000        99,620

MEDICAL SUPPLIES - 5.5%
   Johnson & Johnson                    AAA        8.720         11/01/24       200,000       229,917

METALS & MINING - 2.9%
   Alcan Aluminum Ltd.                  A-         5.875         04/01/00       125,000       123,974

NEWSPAPER - 1.5%
   Knight-Ridder, Inc.                  A          9.875         04/15/09        50,000        64,255

OFFICE EQUIPMENT & SUPPLIES - 0.8%
   Xerox Corporation                    A          9.750         03/15/00        30,000        32,193

PETROLEUM - 3.5%
   Kerr-McGee Corporation               A-         7.000         11/01/11       150,000       147,780

RAILROAD - 2.6%
   Missouri Pacific Railroad Co.        A          9.400         12/15/00       100,000       108,861

RETAIL STORE - 1.9%
   Wal-Mart Stores, Inc.                AA         8.625         04/01/01        75,000        80,241

SECURITIES BROKERAGE - 7.3%
   Lehman Brothers Holdings, Inc.       A          8.875         03/01/02       150,000       163,489
   Merrill Lynch & Company, Inc.        AA-        7.375         05/15/06       135,000       143,043

                                  See Notes To Financial Statements

                                       ADVANCE CAPTIAL I, INC. - BOND FUND
                                            PORTFOLIO OF INVESTMENTS
                                                DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                       CREDIT                                PRINCIPAL     MARKET
FIXED INCOME SECURITIES                RATING     COUPON       MATURITY      AMOUNT        VALUE
-------------------------------------  ------     ------       --------      ---------     ------
TELECOMMUNICATIONS SERVICE - 7.2%
   AT&T Corporation                     AA-        7.750         03/01/07    $   90,000    $   98,535
   GTE Southwest, Inc.                  AA-        5.820         12/01/99       100,000        99,527
   Pacific Bell Telephone Co.           AA-        7.000         07/15/04       100,000       103,958

TOBACCO - 2.3%
   Philip Morris Companies, Inc.        A          6.375         02/01/06       100,000        97,956

U.S. GOVERNMENT - 2.5%
   U.S. Treasury                                   6.625         05/15/07       100,000       105,844
                                                                                           -----------
TOTAL FIXED-INCOME SECURITIES - 98.1%
   (Cost $3,906,202)                                                                       $4,121,662
                                                                                           ===========

                                  See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
ADVERTISING - 0.2%
  Catalina Marketing Corporation*                      1,100  $   51,081
  Outdoor Systems, Inc.*                               3,000     116,250

AEROSPACE / DEFENSE - 0.8%
  BE Aerospace, Inc.*                                  2,000      53,500
  Boeing Company                                       5,740     280,901
  General Motors Corp. - Class H                       1,500      55,406
  Gulfstream Aerospace Corporation*                    1,700      49,725
  Lockheed Martin Corporation                          2,000     197,000
  Raytheon Company - Class A                             997      49,334
  Raytheon Company - Class B                           1,700      85,850

AIR TRANSPORT - 0.3%
  Air Express International Corp.                      2,400      73,200
  ASA Holdings, Inc.                                   1,800      51,188
  Comair Holdings, Inc.                                2,362      56,983
  Pittston Brink's Group                               3,000     120,750

APPAREL - 0.3%
  Gucci Group                                          1,100      46,063
  Nautica Enterprises, Inc.*                           1,800      41,850
  Quiksilver, Inc.*                                    1,500      42,938
  VF Corporation                                       3,600     165,600
  Warnaco Group, Inc.                                  1,500      47,438

AUTO PARTS - 0.3%
  Borg-Warner Automotive, Inc.                         2,000     104,000
  Dana Corporation                                     2,600     123,175
  Genuine Parts Company                                3,000     101,625

AUTO & TRUCK - 0.3%
  Ford Motor Company                                   3,500     170,406
  General Motors Corporation                           2,400     145,350

BANK - 5.6%
  Banc One Corporation                                 3,264     177,276
  Bank of Boston Corporation                           2,540     238,601
  Bank of New York Company, Inc.                       2,800     162,050
  BankAmerica Corporation                              2,000     146,000
  Barnett Banks, Inc.                                 10,400     748,800
  Chase Manhattan Corporation                          4,840     529,980
  City National Corporation                            1,600      59,000
  First American Corporation                           4,400     218,900
  First Chicago NBD Corporation                        3,500     292,250
  First Tennessee National Corp.                       5,800     387,150
  First Union Corporation                             11,600     594,500
  J.P. Morgan & Company                                2,000     225,875
  KeyCorp                                              2,500     177,031
  Mellon Bank Corporation                              5,400     327,375
  Mercantile Bancorporation, Inc.                      3,075     188,920
  National City Corporation                            2,000     131,500
  Northern Trust Corporation                           1,200      83,700
  Norwest Corporation                                  1,800      69,413
  PNC Bank Corporation                                 4,000     228,250
  State Street Corporation                             2,400     139,650
  U.S. Bancorp                                         1,300     145,519
  Wells Fargo & Company                                  933     316,695

BEVERAGE - 0.6%
  Anheuser-Busch Companies, Inc.                       7,400     325,600
  Coca-Cola Company                                    1,000      66,625
  PepsiCo, Inc.                                        3,000     109,313
  Robert Mondavi Corporation*                          1,000      48,750

BIOTECHNOLOGY - 0.2%
  Human Genome Sciences, Inc.*                         1,200      47,700
  Incyte Pharmaceuticals, Inc.*                        1,400      63,000
  Protein Design Labs, Inc.*                           1,100      44,000

BROADCASTING / CABLE TV - 0.7%
  A.H. Belo Corporation                                1,400      78,400
  Chancellor Media Corporation*                        1,200      89,550
  Clear Channel Communications*                        2,200     174,763
  Cox Communications, Inc.*                            1,500      60,188

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
BROADCASTING / CABLE TV - 0.7% (Continued)
  Emmis Broadcasting Corporation*                      1,500  $   68,438
  Jacor Communications, Inc.*                          1,500      79,688
  U.S. West Media Group*                               4,000     115,500
  Westwood One, Inc.*                                  1,700      63,113

BUILDING MATERIALS - 0.2%
  American Standard Companies, Inc.*                   1,100      42,144
  Armstrong World Industries, Inc.                     1,500     112,125

CHEMICAL - 1.9%
  A. Schulman, Inc.                                    2,000      50,250
  Airgas, Inc.*                                        4,000      56,000
  B.F. Goodrich Company                                2,000      83,125
  duPont, E.I. de Nemours & Co.                        7,000     421,313
  Lilly Industries, Inc.                               2,500      51,563
  Minnesota Mining & Manufacturing                     2,000     164,250
  Monsanto Company                                     8,000     336,000
  Raychem Corporation                                  2,000      86,125
  Rohm & Haas Company                                  1,000      95,000
  Sherwin-Williams Company                             4,000     111,000
  Sigma-Aldrich Corporation                            2,600     102,700
  Union Carbide Corporation                            2,100      90,169
  Valspar Corporation                                  2,600      83,200
  WD-40 Company                                        5,600     162,400
  Witco Corporation                                    2,700     110,363

COMPUTER & PERIPHERALS - 1.0%
  3COM Corporation, Inc.*                              1,550      54,056
  Adaptec, Inc.*                                       1,400      51,975
  Cisco Systems, Inc.*                                 1,950     108,713
  Comverse Technology, Inc.*                             800      31,200
  EMC Corporation*                                     4,000     109,750
  Gateway 2000, Inc.*                                  1,200      39,150
  Hewlett-Packard Company                              4,100     256,250
  Microchip Technology, Inc.*                          1,500      45,000
  SCI Systems, Inc.*                                   2,000      87,125
  Stratus Computer, Inc.*                              1,100      41,525
  Sun Microsystems, Inc.*                              2,200      87,725
  Xilinx, Inc.*                                        2,100      73,631

COMPUTER SOFTWARE & SERVICES - 2.3%
  Adobe Systems, Inc.                                  1,200      49,500
  Affiliated Computer Services, Inc.*                  2,000      52,500
  America Online, Inc.*                                1,000      89,188
  Automatic Data Processing, Inc.                      4,000     245,500
  Baan Company, N.V.*                                  1,000      33,000
  BMC Software, Inc.*                                  2,000     131,250
  Cadence Design Systems, Inc.*                        2,700      66,488
  Cambridge Technology Partners, Inc.*                 2,000      83,250
  CBT Group PLC*                                       1,000      82,125
  Citrix Systems, Inc.*                                1,200      91,200
  Cognizant Corporation                                1,600      71,500
  Compuware Corporation*                               4,000     128,000
  DST Systems, Inc.*                                   1,500      64,031
  Electronics for Imaging, Inc.*                       1,400      23,275
  First Data Corporation                               1,488      43,524
  HBO & Company                                        4,000     191,750
  Intuit, Inc.*                                        1,700      70,125
  Network Associates, Inc.*                            1,200      63,450
  Oracle Corporation*                                  3,787      84,261
  Parametric Technology Company*                       1,000      47,375
  Peoplesoft, Inc.*                                    3,200     124,800
  Remedy Corporation*                                  1,200      25,200
  Security Dynamics Tech., Inc.*                       1,400      50,050
  Shared Medical Systems Corporation                     900      59,288
  Sterling Commerce, Inc.*                             2,300      88,550
  Symantec Corporation*                                2,400      52,650
  Synopsys, Inc.*                                      2,000      71,500
  Visio Corporation*                                   2,600      99,775

DIVERSIFIED - 1.2%
  AlliedSignal, Inc.                                  10,200     396,525
  Danaher Corporation                                  1,000      63,375
  Service Corp. International                          2,700      99,731

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
DIVERSIFIED - 1.2% (Continued)
  Textron, Inc.                                        3,000  $  188,063
  Thermo Electron Corporation*                         1,350      60,075
  Tomkins PLC                                          4,900      93,713
  TRW, Inc.                                            2,000     106,875
  United Technologies Corporation                      2,200     160,188

DRUG - 3.7%
  American Home Products Corp.                         3,400     260,313
  Amgen, Inc.*                                         1,100      59,538
  BioChem Pharma, Inc.*                                2,200      45,925
  Biogen, Inc.*                                        2,000      72,750
  Bristol-Myers Squibb Company                        12,400   1,168,700
  Dura Pharmaceuticals, Inc.*                          1,300      59,638
  Elan Corporation PLC*                                1,000      51,250
  Gilead Sciences, Inc.*                               1,000      38,250
  Guilford Pharmaceuticals, Inc.*                      1,500      30,750
  Merck & Company, Inc.                                6,000     633,750
  Pfizer, Inc.                                         6,000     447,375
  Schering-Plough Corporation                          4,000     248,750
  Warner-Lambert Company                               3,800     471,200
  Watson Pharmaceuticals, Inc.*                        1,600      52,500

DRUGSTORE - 0.1%
  Rite Aid Corporation                                 2,000     117,375

ELECTRIC & GAS UTILITIES - 2.8%
  AES Corporation*                                     1,700      79,475
  Baltimore Gas & Electric Company                     5,700     193,800
  CMS Energy Corporation                               2,300     101,200
  Consolidated Edison Co. of N.Y.                      1,900      77,900
  Duke Energy Corporation                              8,935     494,217
  Edison International                                 6,500     177,125
  Entergy Corporation                                  4,000     119,750
  FirstEnergy Corp.                                    4,500     130,219
  Florida Progress Corporation                         5,500     215,875
  GPU, Inc.                                            3,600     151,650
  Hawaiian Electric Industries, Inc.                   2,300      94,013
  New Century Energies, Inc.                           4,700     225,306
  Northern States Power Company                        2,500     144,531
  PacifiCorp                                           8,400     228,900
  TECO Energy, Inc.                                    7,700     216,563
  Texas Utilities Company                              3,500     145,250

ELECTRICAL EQUIPMENT - 1.6%
  Corning, Inc.                                        2,500      92,813
  Emerson Electric Company                             5,000     282,188
  General Electric Company                            14,000   1,027,250
  Hubbell, Inc.                                        3,200     158,600
  Littlefuse, Inc.*                                    2,000      49,750

ELECTRONICS - 0.4%
  Altera Corporation*                                  2,000      66,250
  Harman International Industries                      1,050      44,559
  Lam Research Corporation*                            1,300      37,863
  Molex, Inc.                                          2,928      84,180
  Symbol Technologies, Inc.                            3,000     114,563
  Thermedics, Inc.*                                    2,000      33,000

ENVIRONMENTAL - 0.5%
  Browning-Ferris Industries, Inc.                     4,500     166,500
  Superior Services, Inc.*                             3,100      89,513
  U.S. Filter Corporation*                             1,200      36,000
  USA Waste Services, Inc.*                            1,700      66,725
  Waste Management, Inc.                               5,500     151,250

FINANCIAL SERVICES - 2.0%
  American Express Company                             5,000     446,250
  Cendant Corporation*                                 5,605     192,660
  Countrywide Credit Industries, Inc.                  4,000     171,250
  Finova Group, Inc.                                   2,000      99,375
  Franklin Resources, Inc.                             1,500     130,688
  Green Tree Financial Corporation                     2,000      52,375
  Household International, Inc.                        1,000     127,563
  ING Groep N.V.                                           1          32

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
FINANCIAL SERVICES - 2.0% (Continued)
  Mutual Risk Management, Ltd.                         6,666  $  199,563
  Paychex, Inc.                                        2,250     113,906
  SLM Holding Corporation                                800     111,600
  Travelers Group, Inc.                                5,400     290,588
  United Asset Management Corp.                        2,000      49,000

FOOD PROCESSING - 1.1%
  Goodmark Foods, Inc.                                 5,200      96,200
  Heinz (H.J) Company                                  3,500     178,063
  Hershey Foods Corp.                                  2,800     173,425
  International Multifoods Corporation                 1,500      42,375
  Kellogg Company                                      3,000     149,063
  Quaker Oats Company                                  2,000     105,500
  Sara Lee Corporation                                 4,500     253,406
  Tootsie Roll Industries, Inc.                        1,236      78,332

FOREIGN TELECOMMUNICATIONS - 0.5%
  BCE, Inc.                                            4,400     146,575
  Ericsson Telephone                                   1,800      67,163
  Reuters Holdings PLC                                 2,000     132,500
  Vodafone Group PLC                                   2,100     152,513

GROCERY - 0.3%
  Albertson's, Inc.                                    2,900     137,569
  Richfood Holdings, Inc.                              2,000      56,500
  Safeway, Inc.*                                       2,000     126,250

HOMEBUILDING - 0.3%
  Lennar Corporation                                   1,700      36,656
  Rouse Company                                        7,000     229,688

HOTEL / GAMING - 0.0%
  Mirage Resorts, Inc.*                                2,000      45,250

HOUSEHOLD PRODUCTS - 1.4%
  Amway Asia Pacific Ltd.                              1,000      19,438
  Clorox Company                                       3,800     300,438
  Colgate-Palmolive Company                            6,200     455,700
  First Brands Corporation                             2,000      54,125
  Kimberly-Clark Corporation                           5,800     286,375
  Lancaster Colony Corporation                         1,000      56,375
  Proctor & Gamble Company                             2,400     191,550
  Sunbeam Corporation, Inc.                            1,600      67,700

INDUSTRIAL SERVICES - 0.7%
  AccuStaff, Inc.*                                     2,000      46,250
  Apollo Group, Inc.*                                  1,500      70,875
  Equifax, Inc.                                        2,600      92,138
  Interim Services*                                    2,232      57,056
  Manpower, Inc.                                       1,500      52,688
  Primark Corporation*                                 1,800      73,350
  Quintiles Transnational Corporation*                 2,000      76,500
  Robert Half International, Inc.*                     2,250      89,297
  Sylvan Learning Systems, Inc.*                       2,050      79,950
  Vincam Group, Inc.*                                  1,800      47,925

INSURANCE - 2.2%
  Ace, Ltd.                                            1,000      96,500
  AFLAC, Inc.                                          2,400     122,700
  Allstate Corporation                                 3,615     328,513
  Ambac Financial Group, Inc.                          2,600     119,763
  American International Group, Inc.                   3,000     326,250
  Hartford Financial Services Group, Inc.              2,000     187,125
  Marsh & McLennan Companies, Inc.                     2,000     148,875
  MBIA, Inc.                                           3,000     199,500
  Mercury General Corporation                          1,400      77,700
  MGIC Investment Corporation                          2,000     133,625
  Progressive Corporation of Ohio                      1,000     119,813
  St. Paul Companies, Inc.                             2,700     221,569
  Vesta Insurance Group, Inc.                          1,500      89,250

MACHINERY - 1.2%
  Aeroquip-Vickers, Inc.                               2,100     103,031
  AGCO Corporation                                     2,000      58,500
  Alamo Group, Inc.                                    1,500      32,531
  Caterpillar, Inc.                                    3,600     175,050

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
MACHINERY - 1.2% (Continued)
  Cognex Corporation*                                  1,500  $   40,875
  Deere & Company                                      4,200     244,125
  Donaldson Company, Inc.                              1,400      63,088
  Dover Corporation                                   10,400     375,700
  IDEX Corporation                                     2,000      69,750
  Parker-Hannifin Corporation                          1,575      72,647

MANUFACTURED HOUSING - 0.1%
  Oakwood Homes Corporation                            2,000      66,375

MEDICAL SERVICES - 1.1%
  ABR Information Services, Inc.*                      1,600      38,200
  Health Care & Retirement Corp.*                      3,700     149,156
  Health Management Associates*                        5,568     140,592
  HEALTHSOUTH Corporation*                             2,000      55,500
  Lincare Holdings, Inc.*                              1,000      57,000
  MedPartners/Mullikin, Inc.*                          2,000      44,250
  Omnicare, Inc.                                       2,800      85,750
  Orthodontic Centers of America, Inc.*                2,200      36,575
  PacifiCare Health Systems, Inc.*                       700      36,663
  PhyCor, Inc.*                                        2,000      54,000
  Quorum Health Group, Inc.*                           2,250      58,781
  Renal Treatment Centers, Inc.*                       1,700      61,413
  Tenet Healthcare Corporation*                        2,025      66,952
  United HealthCare Corporation                        1,300      64,756
  Universal Health Services, Inc.*                     2,200     110,825

MEDICAL SUPPLIES - 1.3%
  Abbott Laboratories                                  3,600     236,700
  Baxter International, Inc.                           3,000     151,313
  Boston Scientific Corporation*                       1,400      64,225
  Cardinal Health, Inc.                                1,800     135,450
  Guidant Corporation                                  2,000     124,500
  Johnson & Johnson                                    2,560     168,480
  Life Technologies, Inc.                              1,800      60,750
  Medtronic, Inc.                                      3,600     188,550
  Sola International, Inc.*                            1,500      49,125
  Sybron International Corp.*                          2,000      93,875
  VISX, Inc.*                                          1,000      22,125

METAL FABRICATING - 0.1%
  Kennametal, Inc.                                     1,000      51,938

METALS & MINING - 0.4%
  Aluminum Company of America                          4,000     281,500
  Inco Limited                                         2,000      34,000
  Placer Dome, Inc.                                    4,000      50,750

NATURAL GAS - 0.3%
  Enron Corporation                                    5,400     224,100
  Sonat, Inc.                                          1,800      82,350

NEWSPAPER - 0.3%
  Central Newspapers, Inc.                             1,000      74,000
  Gannett Company, Inc.                                3,800     233,938

OFFICE EQUIPMENT & SUPPLIES - 0.6%
  Diebold, Inc.                                        1,400      70,875
  Ikon Office Solutions, Inc.                          1,800      50,400
  Pitney Bowes, Inc.                                   3,500     314,563
  Wallace Computer Services, Inc.                      1,500      58,125
  Xerox Corporation                                    1,400     103,338

OILFIELD SERVICES - 1.2%
  Baker Hughes, Inc.                                   4,000     174,500
  Camco International, Inc.                            1,000      63,688
  Cooper Cameron Corporation*                            900      54,900
  Halliburton Company                                  7,000     363,563
  Noble Drilling Corporation*                          2,000      61,125
  Pride International, Inc.*                           2,800      69,825
  Schlumberger, Ltd.                                   2,000     161,000
  Smith International, Inc.*                           2,300     141,163
  Tidewater, Inc.                                      1,000      55,125

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*                              2,000     124,000

PAPER & FOREST PRODUCTS - 0.7%
  Fort James Corporation                               3,000     114,563
  Georgia Pacific Corporation                          1,400      85,050

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
PAPER & FOREST PRODUCTS - 0.7% (Continued)
  Georgia Pacific Corp. (Timber Group)                 1,400  $   31,850
  International Paper Company                          8,000     345,000
  Weyerhaeuser Company                                 2,200     107,938

PETROLEUM - 4.4%
  Amerada Hess Corporation                             1,300      71,256
  Amoco Corporation                                    3,700     315,656
  Apache Corporation                                   1,800      63,113
  Ashland Oil, Inc.                                    1,800      96,525
  Atlantic Richfield Company                           3,000     240,375
  Barrett Resources Corporation*                       1,400      42,000
  British Petroleum Co. PLC                            4,000     318,750
  Devon Energy Corporation                             1,500      58,031
  Exxon Corporation                                   12,600     770,963
  Mobil Corporation                                   10,000     721,250
  Noble Affiliates, Inc.                               2,800      98,875
  Phillips Petroleum Company                           4,100     199,619
  Repsol SA                                            3,400     144,713
  Royal Dutch/Shell Transport Group                   13,600     736,100
  Texaco Inc.                                          2,300     125,063
  Tosco Corporation                                    3,000     113,625
  Union Texas Petroleum Holdings                       4,000      83,250
  United Meridian Corporation*                         1,500      42,188
  USX-Marathon Group                                   7,000     236,250

PRECISION INSTRUMENT - 0.3%
  Coherent, Inc.*                                      1,600      56,200
  Dionex Corporation*                                  1,000      50,250
  KLA-Tencor Corporation*                                900      34,875
  Roper Industries, Inc.                               2,000      57,750
  Teleflex, Inc.                                       2,000      75,500

PRINTING - 0.2%
  R. R. Donnelley & Sons Company                       2,500      93,125
  Valassis Communications, Inc.*                       1,600      59,200

PUBLISHING - 0.5%
  Harcourt General, Inc.                               1,200      65,775
  McGraw-Hill, Inc.                                    4,000     296,000
  Meredith Corporation                                 1,800      64,238
  Value Line, Inc.                                     2,500      98,750

RAILROAD - 0.3%
  Kansas City Southern Ind., Inc.                      4,500     142,313
  Union Pacific Corporation                            2,000     125,000

REAL ESTATE INVESTMENT MANAGEMENT - 0.1%
  LNR Property Corporation                             1,700      40,375
  Security Capital Group Incorporated*                 2,000      65,000

REAL ESTATE INVESTMENT TRUST - 1.6%
  CarrAmerica Realty Corporation                       5,000     159,688
  Federal Realty Investment Trust                      4,800     123,900
  Meditrust Corporation                                5,407     198,707
  National Health Investors, Inc.                      1,600      67,100
  Nationwide Health Properties, Inc.                   7,500     192,188
  Security Capital Industrial Trust                    7,908     196,712
  Security Capital Pacific Trust                       2,000      48,625
  Simon DeBartolo Group, Inc.                          3,400     111,138
  Starwood Lodging Trust                               5,000     289,375
  United Dominion Realty Trust, Inc.                   8,124     113,736
  Weingarten Realty Investors                          3,200     143,800

RECREATION - 0.9%
  Brunswick Corporation                                3,000      90,938
  Callaway Golf Company                                1,400      39,988
  Carmike Cinemas, Inc.*                               3,000      86,250
  Carnival Corporation                                 2,000     110,750
  Harley-Davidson, Inc.                                4,000     109,750
  Time Warner, Inc.                                    2,200     136,263
  Walt Disney Company                                  3,000     297,188

RESTAURANT - 0.2%
  McDonald's Corporation                               2,500     118,438
  Outback Steakhouse, Inc.*                            2,250      64,688

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
RETAIL STORE - 2.2%
  AutoZone, Inc.*                                      1,500  $   43,406
  Bed Bath & Beyond, Inc.*                             4,000     153,500
  Borders Group, Inc.*                                 3,000      93,938
  CDW Computer Centers, Inc.*                          1,000      52,125
  Circuit City Stores, Inc.                            2,200      78,513
  CompUSA, Inc.*                                       2,200      68,888
  Consolidated Stores Corporation*                     1,400      61,600
  Dayton Hudson Corporation                            4,000     270,000
  Dollar General Corporation                           6,250     226,563
  Gymboree Corporation*                                1,400      38,325
  J.C. Penney Company                                  1,618      97,485
  Lands' End, Inc.*                                    2,200      77,275
  Men's Wearhouse, Inc.*                               1,500      52,125
  MSC Industrial Direct Co., Inc.*                     1,500      63,563
  OfficeMax, Inc.*                                     3,400      48,238
  Sears, Roebuck & Company                             3,900     176,475
  Starbucks Corporation*                               4,000     153,500
  Tandy Corporation                                    3,200     123,400
  The Sports Authority, Inc.*                          2,600      38,350
  Tiffany & Company                                    1,300      46,800
  TJX Companies, Inc.                                  2,200      75,625
  Viking Office Products, Inc.*                        2,200      47,988
  Williams-Sonoma, Inc.*                               1,500      62,813
  Zale Corporation*                                    2,200      50,600

SECURITIES BROKERAGE - 0.8%
  Bear Stearns Companies, Inc.                         2,791     133,270
  Charles Schwab Corporation                           4,500     188,719
  Investment Technology Group*                         2,900      81,200
  Merrill Lynch & Company, Inc.                        2,400     175,050
  Morgan Stanley, Dean Witter and Co.                  4,000     235,750

SEMICONDUCTOR - 1.2%
  Analog Devices, Inc.*                                1,700      46,856
  ASM Lithography Holding N.V.*                          600      40,500
  Atmel Corporation*                                   2,000      37,250
  Intel Corporation                                    4,800     337,500
  Lattice Semiconductor Corporation*                     800      37,900
  Linear Technology Corporation                        2,200     126,500
  Maxim Integrated Products, Inc.*                     4,800     165,600
  Motorola, Inc.                                       2,500     142,656
  SDL, Inc.*                                           1,500      21,750
  Texas Instruments, Inc.                              4,800     216,000

SHOE - 0.1%
  Wolverine World Wide, Inc.                           2,362      53,588

STEEL - 0.2%
  Nucor Corporation                                    2,300     110,975
  Worthington Industries                               4,000      66,000

TELECOMMUNICATIONS EQUIPMENT - 0.3%
  Andrew Corporation*                                  1,862      44,688
  Ascend Communications, Inc.*                         2,050      50,481
  Aspect Telecommunications Corp.*                     2,000      41,750
  Coherent Commun. Systems Corp.*                      1,500      42,375
  DSP Communications,Inc.*                             1,600      19,200
  Tellabs, Inc.*                                       2,400     126,450

TELECOMMUNICATIONS SERVICE - 3.1%
  360 Communications Company*                          2,400      48,450
  ALLTEL Corporation                                   4,500     185,063
  Ameritech Corporation                                3,000     242,063
  AT&T Corporation                                     1,500      91,875
  Bell Atlantic Corporation                            4,100     372,588
  BellSouth Corporation                               10,000     563,125
  Centennial Cellular Corporation*                     1,000      20,500
  Cincinnati Bell Inc.                                 5,000     155,313
  CommNet Cellular, Inc.*                              1,000      35,563
  GTE Corporation                                     11,500     599,438
  Intermedia Communications, Inc.*                     1,200      72,750
  Powertel, Inc.*                                      2,500      41,875
  SBC Communications, Inc.                             5,900     432,175
  Southern New England Tele. Corp.                     2,700     135,675
  United States Cellular Corporation*                  1,100      33,825
  WorldCom, Inc.*                                      2,700      81,675

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                              Market
Common Stock                                          Shares  Value
---------------------------------------------------- -------- ----------
TEXTILE - 0.1%
  Unifi, Inc.                                          1,300  $   52,894

THRIFT - 0.6%
  Fannie Mae                                           6,800     388,450
  Freddie Mac                                          4,000     168,000
  JSB Financial, Inc.                                  1,500      75,844

TIRE & RUBBER - 0.2%
  Goodyear Tire & Rubber Company                       2,600     165,588

TOBBACO - 0.8%
  Fortune Brands, Inc.                                 2,000      74,125
  Philip Morris Companies, Inc.                       12,900     584,531
  UST, Inc.                                            3,000     110,813

TOILETRIES / COSMETICS - 0.6%
  Alberto-Culver Company                               1,400      44,888
  Gillette Company                                     3,000     301,313
  Int'l Flavors & Fragrances, Inc.                     5,000     257,188

TOYS - 0.1%
  Mattel, Inc.                                         3,125     117,188

TRUCKING & TRANSPORT LEASING - 0.1%
  Werner Enterprise, Inc.                              3,150      64,575

WATER UTILITY - 0.2%
  American Water Works Co., Inc.                       5,500     150,563
                                                              ----------
TOTAL COMMON STOCK - 59.9%
  (Cost $32,781,892)                                         $59,536,279
                                                             ===========

*Securities are non-income producing

                       See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                        S & P
                                       Credit                             Principal     Market
 Fixed Income Securities               Rating     Coupon     Maturity     Amount        Value
-----------------------------------   ---------   -------   -----------   -----------   --------------
AEROSPACE / DEFENSE - 0.8%
   Lockheed Martin Corporation          BBB+       9.375      10/15/99    $  100,000    $     105,349
   Lockheed Martin Corporation          BBB+       7.650      05/01/16       500,000          545,778
   Rockwell International Corp.         AA+        8.875      09/15/99       100,000          104,507

AIR TRANSPORT - 0.4%
   Federal Express Corporation          BBB+       8.760      05/22/15       350,000          401,828

AUTO & TRUCK - 0.6%
   General Motors Corporation           A          9.125      07/15/01       500,000          545,454

BANK - 4.5%
   Bankers Trust New York Corp.         A-         9.500      06/14/00       250,000          268,919
   Chase Manhattan Corp.                A-         6.750      08/15/08       400,000          405,621
   Comerica Bank                        A-         7.125      12/01/13       500,000          497,065
   First Chicago NBD Corporation        A          8.100      03/01/02       500,000          531,458
   First Union Corporation              A-         8.000      08/15/09       500,000          539,885
   First Union Corporation              A-         9.450      06/15/99       100,000          104,722
   Morgan, J.P. & Company               AA         8.500      08/15/03       500,000          552,713
   NationsBank Corporation              A          6.500      03/15/06       500,000          503,420
   Royal Bank of Scotland               A+         6.375      02/01/11       500,000          486,928
   Swiss Bank Corp.-NY                  AA         7.375      07/15/15       500,000          534,275

BEVERAGE - 0.6%
   Anheuser Busch Companies, Inc.       A+         7.125      07/01/17       350,000          360,358
   Anheuser Busch Companies, Inc.       A+         8.500      03/01/17       220,000          228,289

BUILDING MATERIALS - 0.5%
   Masco Corporation                    BBB+       7.125      08/15/13       500,000          517,070

CHEMICAL - 0.6%
   Monsanto Company                     A          8.875      12/15/09       500,000          600,063

DIVERSIFIED - 2.2%
   Service Corp. International          BBB+       7.700      04/15/09       500,000          544,580
   Tenneco, Inc.                        BBB        7.625      06/15/17       500,000          533,463
   Textron, Inc.                        A-         8.750      07/01/22       500,000          548,654
   Whitman Corporation                  BBB+       8.250      02/15/07       500,000          556,847

                                            See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                        S & P
                                       Credit                             Principal     Market
 Fixed Income Securities                 Rating     Coupon     Maturity     Amount        Value
-----------------------------------     ---------   -------   -----------   -----------   --------------
ELECTRIC & GAS UTILITIES - 6.1%
   Alabama Power Company                  A+         8.500      05/01/22    $  500,000    $     529,385
   Dayton Power & Light Company           AA-        8.150      01/15/26       500,000          538,651
   Delmarva Power & Light Co.             A          8.500      02/01/22       500,000          546,118
   Duke Energy Corporation                AA-        6.375      03/01/08       500,000          496,875
   Florida Power & Light Company          AA-        7.875      01/01/13       500,000          518,795
   Georgia Power Company                  A+         7.625      03/01/23       450,000          461,192
   Hydro Quebec                           A+         7.000      03/01/05       500,000          522,420
   Monongahela Power                      A+         8.500      06/01/22       500,000          529,316
   Potomac Edison Company                 A+         7.750      05/01/25       500,000          526,987
   Public Service Electric & Gas          A-         7.000      09/01/24       200,000          196,864
   Union Electric Company                 AA-        8.750      12/01/21       500,000          552,655
   Virginia Electric & Power Company      A          8.000      03/01/04       500,000          543,302

FINANCIAL SERVICES - 4.1%
   Deere, John Capital Corporation        A          8.625      08/01/19       500,000          545,625
   Dow Capital BV                         A          8.700      05/15/22       250,000          308,377
   Fairfax Financial Holdings             BBB+       8.250      10/01/15       500,000          548,910
   Fletcher Challenge Capital Canada,Inc. BBB        8.250      06/20/16       500,000          564,391
   Ford Holdings, Inc.                    A          9.250      03/01/00       475,000          503,424
   General Electric Capital Corporation   AAA        7.750      03/15/02       500,000          531,164
   IBM Credit Corporation                 A          6.750      12/24/07       500,000          493,742
   SunAmerica, Inc.                       A          8.125      04/28/23       500,000          557,469

FOOD PROCESSING - 0.8%
   Kraft, Inc.                            A          8.500      02/15/17       250,000          258,042
   Nabisco, Inc.                          BBB        7.050      07/15/07       500,000          515,482

FOREIGN GOVERNMENT - 1.6%
   Province of Nova Scotia                A-         7.250      07/27/13       500,000          525,717
   Province of Quebec                     A+         8.800      04/15/03       350,000          387,458
   Province of Saskatchewan               A          9.375      12/15/20       525,000          681,792

GOVERNMENTAL AGENCY - 0.5%
   Fannie Mae                           Not Rated    5.520      04/13/98       500,000          500,315

HOTEL / GAMING - 0.5%
   ITT Corporation                        BBB        7.375      11/15/15       500,000          485,628

                                            See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                        S & P
                                       Credit                             Principal     Market
 Fixed Income Securities               Rating     Coupon     Maturity     Amount        Value
-----------------------------------   ---------   -------   -----------   -----------   --------------
INSURANCE - 2.2%
   Chubb Corporation                    AA+        8.750      11/15/99    $   39,000    $      40,349
   CIGNA Corporation                    A          8.250      01/01/07       500,000          556,374
   Leucadia National Corporation        BBB+       7.750      08/15/13       500,000          515,000
   MBIA, Inc.                           AA         9.375      02/15/11       500,000          627,257
   Metropolitan Life Insurance Co.*     A+         7.450      11/01/23       450,000          487,233

MACHINERY - 0.5%
   Case Corporation                     A-         7.250      01/15/16       500,000          523,825

MEDICAL SUPPLIES - 1.1%
   Cardinal Health, Inc.                A-         6.000      01/15/06       500,000          485,345
   Johnson & Johnson                    AAA        8.720      11/01/24       550,000          632,271

METALS & MINING - 0.6%
   Placer Dome, Inc.                    BBB        7.750      06/15/15       500,000          537,975

NATURAL GAS - 0.5%
   Enron Corporation                    BBB+       7.000      08/15/23       500,000          486,657

NEWSPAPER - 0.4%
   Knight-Ridder, Inc.                  A          9.875      04/15/09       100,000          128,509
   Tribune Company                      A          8.450      02/25/98       300,000          301,006

OFFICE EQUIPMENT & SUPPLIES - 0.2%
   Xerox Corporation                    A          9.750      03/15/00       200,000          214,619

PACKAGING & CONTAINER - 0.4%
   Crown Cork & Seal Company, Inc.      BBB+       8.375      01/15/05       390,000          429,727

PAPER & FOREST PRODUCTS - 0.5%
   Weyerhaeuser Co.                     A          6.950      08/01/17       500,000          509,613

PETROLEUM - 1.9%
   Atlantic Richfield Company           A          8.500      04/01/12       250,000          299,598
   Louisiana Land & Exploration Co.     A-         7.625      04/15/13       500,000          541,012
   OXY USA, Inc.                        BBB        7.000      04/15/11       525,000          515,409
   Phillips Petroleum Company           A-         8.860      05/15/22       500,000          547,500

                                            See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                      PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1997
--------------------------------------------------------------------------

                                        S & P
                                       Credit                             Principal     Market
 Fixed Income Securities               Rating     Coupon     Maturity     Amount        Value
-----------------------------------   ---------   -------   -----------   -----------   --------------
PUBLISHING - 0.5%
   News America Holdings                BBB-       8.000      10/17/16    $  500,000    $     541,075

RESTAURANT - 0.5%
   Darden Restaurants, Inc.             BBB        7.125      02/01/16       500,000          475,000

RETAIL STORE - 0.2%
   Dayton Hudson Corporation            BBB+       9.625      02/01/08       200,000          243,776

SECURITIES BROKERAGE - 1.7%
   Bear Stearns Companies, Inc.         A          7.250      10/05/06       500,000          522,631
   Lehman Brothers Holdings, Inc.       A          8.500      08/01/15       500,000          578,598
   Merrill Lynch & Company, Inc.        AA-        7.190      08/07/12       300,000          302,105
   Salomon, Inc.                        A          9.450      03/15/00       300,000          301,946

TELECOMMUNICATIONS SERVICE - 1.8%
   AT&T Corporation                     AA-        7.125      01/15/02       500,000          518,003
   Michigan Bell Telephone              AAA        7.500      02/15/23       500,000          520,991
   NYNEX Corporation                    A+         7.375      12/15/11       250,000          251,875
   Southwestern Bell Telephone Company  AA         7.375      05/01/12       525,000          528,937

TOBACCO - 0.4%
   Philip Morris Companies, Inc.        A          9.000      01/01/01       400,000          427,380

U.S. GOVERNMENT - 1.0%
   U.S. Treasury                                   6.500      08/15/05     1,000,000        1,043,281
                                                                                        --------------
TOTAL FIXED-INCOME SECURITIES - 38.2%
   (Cost $36,200,523)                                                                      38,022,219

TOTAL COMMON STOCK - 59.9%
   (Cost $32,781,892)                                                                      59,536,279
                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES - 98.1%
   (Cost $68,982,415)                                                                   $  97,558,498
                                                                                        ==============

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                                            See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                      Credit      Maturity                 Principal         Market
Fixed Income Securities                Rating       Date        Coupon       Amount           Value
-----------------------------------   --------   -----------   --------    ----------    ---------------
ADVERTISING - 0.9%
   Heritage Media Corporation           BB+        02/15/06      8.750    $  500,000    $       506,180
   Lamar Advertising Company            B          12/01/06      9.625       700,000            752,500
   Universal Outdoor, Inc.              B          10/15/06      9.750       500,000            562,500

AEROSPACE / DEFENSE - 1.2%
   AAR Corporation                      BBB        10/15/03      7.250       500,000            517,477
   Lockheed Martin Corporation          BBB+       03/15/23      7.875       500,000            523,084
   McDonnell Douglas Corporation        AA+        04/01/12      9.750     1,000,000          1,314,488

AIR TRANSPORT - 2.7%
   AMR Corporation                      BBB-       08/01/12      9.000     1,000,000          1,191,021
   AMR Corporation                      BBB-       03/15/00      9.750       100,000            106,250
   Delta Air Lines, Inc.                BBB-       02/01/11     10.375       500,000            634,415
   Federal Express Corporation          BBB+       01/01/15      7.630     1,000,000          1,083,556
   Northwest Airlines Corporation       BB-        03/15/07      8.700     1,000,000          1,057,500
   United Airlines, Inc.                BB+        07/15/21     10.250       500,000            663,750
   United Airlines, Inc.                BB+        08/15/21      9.750       500,000            645,328

APPAREL - 1.5%
   Fruit of the Loom, Inc.              BBB-       03/15/11      7.000     1,000,000            950,000
   Phillips-Van Heusen Corp.            BB+        11/15/23      7.750     1,000,000          1,064,722
   Platex Family Products Corp.         B          12/15/03      9.000     1,000,000          1,017,500

AUTO PARTS - 0.8%
   JPS Automotive Products Corp.        B          06/15/01     11.125       500,000            555,000
   Titan International, Inc.            BB-        04/01/07      8.750       500,000            515,000
   Walbro Corporation                   B+         07/15/05      9.875       500,000            524,319

AUTO & TRUCK - 1.7%
   Ford Motor Company                   A          11/15/22      8.875     2,000,000          2,235,675
   General Motors Corporation           A          06/15/24      8.100     1,000,000          1,102,255

BANK - 5.7%
   Banc One Corporation                 A+         07/15/25      7.750     1,000,000          1,106,146
   Bank of Boston Corporation           BBB+       12/01/05      6.625     1,000,000          1,005,651
   Bankers Trust New York Corp.         A-         11/15/15      7.500     1,500,000          1,580,767

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                         Credit      Maturity                 Principal         Market
Fixed Income Securities                  Rating       Date        Coupon       Amount           Value
-----------------------------------     --------   -----------   --------    ----------    ---------------
 BANK - 5.7% (Continued)
   Chase Manhattan Corp.                  A-         10/15/08      6.125    $1,000,000    $       966,215
   Comerica Bank                          A-         12/01/13      7.125     1,000,000            994,130
   First Union Corporation                A-         08/15/09      8.000       500,000            539,885
   KeyCorp                                BBB+       03/15/06      6.750     1,000,000          1,011,078
   NCNB Corporation                       A          07/15/15     10.200     1,000,000          1,360,077
   Republic New York Corporation          AA-        05/15/21      9.125     1,000,000          1,273,374
   Royal Bank of Scotland                 A+         02/01/11      6.375     1,000,000            973,856
   Westpac Banking Corporation            A+         08/15/01      9.125       500,000            546,193

BEVERAGE - 0.2%
   Anheuser Busch Companies, Inc.         A+         03/01/17      8.500       386,000            400,543

BROADCASTING / CABLE TV - 5.5%
   Cablevision Systems Corporation        BB-        05/15/06      9.875       750,000            821,250
   Century Communications Corp.           BB-        02/15/02      9.750       250,000            264,375
   Century Communications Corp.           BB-        03/01/05      9.500     1,000,000          1,060,000
   Comcast Cablevision                    BB+        01/15/08      9.500       500,000            531,050
   Comcast Cablevision                    BB+        05/15/05      9.375       500,000            535,000
   Continental Cablevision, Inc.          BBB+       08/01/13      9.500       500,000            591,166
   Jacor Communications Company           B          12/15/06      9.750       750,000            806,250
   Jones Intercable, Inc.                 BB         04/01/07      8.875       500,000            523,750
   Jones Intercable, Inc.                 B+         03/01/08     10.500       700,000            772,415
   Lenfest Communications, Inc.           BB+        11/01/05      8.375     1,000,000          1,030,000
   Rogers Cablesystems Ltd.               BB+        03/15/05     10.000       500,000            547,380
   Sinclair Broadcast Group, Inc.         B          09/30/05     10.000       500,000            535,000
   Tele-Communications, Inc.              BBB-       01/15/23      9.250       760,000            838,552
   Tele-Communications, Inc.              BBB-       02/15/23      8.750       500,000            538,519
   Turner Broadcasting System, Inc.       BBB-       07/01/13      8.375       750,000            836,267
   Young Broadcasting, Inc.               B          06/15/07      8.750       750,000            742,500

BUILDING - 2.1%
   Continental Homes Holding Corporation  B+         04/15/06     10.000       500,000            538,077
   Hovnanian Enterprises, Inc.            B          06/01/05      9.750       500,000            497,500
   Ryland Group                           B+         07/15/02     10.500     1,050,000          1,098,436
   Standard Pacific Corporation           BB         06/15/07      8.500     1,000,000          1,010,109
   U.S. Home Corporation                  BB-        08/15/07      8.880     1,000,000          1,020,000

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                          S & P
                                          Credit      Maturity                 Principal         Market
Fixed Income Securities                   Rating       Date        Coupon       Amount           Value
-----------------------------------      --------   -----------   --------    ----------    ---------------
BUILDING MATERIALS - 0.3%
   Johns Manville Corporation              BB-        12/15/04     10.875    $  500,000    $       556,250

CHEMICAL - 1.6%
   Borden Chemicals and Plastics, L.P.     BB+        05/01/05      9.500       500,000            530,000
   duPont, E.I. de Nemours & Co.           AA-        01/15/22      8.250     1,000,000          1,079,330
   Eastman Chemical Company                BBB+       01/15/24      7.250     1,000,000          1,036,467
   Union Carbide Chemicals & Plastics Co.  BBB        04/01/23      7.875       600,000            671,644

COMPUTER & PERIPHERALS - 1.3%
   Digital Equipment Corporation           BB+        11/01/12      8.625     1,200,000          1,388,398
   International Business Machines Corp.   A          11/01/19      8.375     1,000,000          1,191,032

DIVERSIFIED - 1.2%
   Tenneco, Inc.                           BBB        11/15/12      9.200       500,000            609,260
   Textron, Inc.                           A-         07/01/22      8.750       581,000            637,536
   Whitman Corporation                     BBB+       06/15/15      7.625     1,000,000          1,081,320

ELECTRIC & GAS UTILITIES - 10.5%
   Alabama Power Company                   A+         12/01/24      9.000     1,000,000          1,097,762
   Cleveland Electric Illuminating Company BB+        08/01/12      8.375       500,000            509,600
   Dayton Power & Light Company            AA-        01/15/26      8.150     1,000,000          1,077,302
   Florida Power & Light Company           AA-        01/01/13      7.875     1,000,000          1,037,591
   FPL Group Capital, Inc.                 A+         05/01/13      7.625     1,025,000          1,057,308
   Georgia Power Company                   A+         02/01/23      7.950     1,000,000          1,038,425
   Hydro Quebec                            A+         01/15/22      8.400       850,000          1,013,222
   Illinois Power Co.                      BBB        02/15/23      8.000     1,000,000          1,035,000
   Indianapolis Power & Light Co.          AA-        02/01/24      7.050     1,000,000          1,003,667
   Long Island Lighting Company            BB+        07/15/19      8.900       473,000            503,051
   Midland Cogeneration Venture            BB-        07/23/02     10.330       338,054            359,337
   Monongahela Power                       A+         06/01/22      8.500     1,500,000          1,587,947
   New Orleans Public Service, Inc.        BBB        03/01/23      8.000       600,000            615,366
   Northern Illinois Gas Company           AA         08/15/21      8.875     1,000,000          1,063,987
   Philadelphia Electric Company           BBB+       09/01/22      8.250     1,000,000          1,048,967
   Potomac Edison Company                  A+         06/01/24      8.000     1,000,000          1,076,225
   Potomac Electric Power Company          A          06/01/21      9.000     1,000,000          1,106,238
   Public Service Electric & Gas           A-         09/01/24      7.000     1,000,000            984,320
   Southern Cal Edison                     A+         12/01/17      8.375       655,000            672,020

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                             S & P
                                             Credit      Maturity                 Principal         Market
Fixed Income Securities                      Rating       Date        Coupon       Amount           Value
-----------------------------------         --------   -----------   --------    ----------    ---------------
ELECTRIC & GAS UTILITIES - 10.5% (Continued)
   Southern California Gas Company            AA-        10/01/21      8.750    $1,000,000    $     1,099,484
   Virginia Electric & Power Company          A          10/01/24      8.625     1,000,000          1,126,254
   West Penn Power Company                    A+         08/01/24      8.125     1,000,000          1,076,491

ELECTRIC EQUIPMENT - 1.4%
   Essex Group, Inc.                          BB-        05/01/03     10.000     1,000,000          1,050,000
   Philips Electronics N.V.                   BBB+       08/15/13      7.250     1,000,000          1,008,960
   Westinghouse Electric Corp.                BB         08/01/12      8.625       750,000            787,500

ENVIRONMENTAL - 0.6%
   Laidlaw, Inc.                              BBB+       05/15/23      8.250     1,000,000          1,135,300

FINANCIAL SERVICES - 4.7%
   AMRESCO, Inc.                              B          03/15/04     10.000     1,000,000          1,040,000
   Auburn Hills Trust                         A          05/01/20     12.000       400,000            640,710
   CRA Finance USA, Ltd.                      AA-        12/01/13      7.125       500,000            525,070
   Dean Witter Discover & Company             A+         10/15/13      6.750     1,250,000          1,240,098
   Dow Capital BV                             A          05/15/22      8.700     1,000,000          1,233,508
   Fairfax Financial Holdings                 BBB+       10/01/15      8.250     1,500,000          1,646,730
   Fletcher Challenge Capital Canada, Inc.    BBB        06/20/16      8.250     1,000,000          1,128,782
   Imperial Credit Industries, Inc.           B+         01/15/07      9.875       500,000            496,689
   SunAmerica, Inc.                           A          04/28/23      8.125     1,250,000          1,393,672

FOOD PROCESSING - 0.8%
   Chiquita Brands Int'l, Inc.                B+         01/15/04      9.625     1,000,000          1,062,500
   ConAgra, Inc.                              BBB        03/01/21      9.750       500,000            657,988

FOREIGN GOVERNMENT - 2.8%
   Province of Newfoundland                   BBB+       10/22/22      8.650     1,000,000          1,184,350
   Province of Nova Scotia                    A-         07/27/13      7.250     1,000,000          1,051,434
   Province of Quebec                         A+         12/01/26      8.625     1,000,000          1,228,105
   Province of Saskatchewan                   A          02/01/13      8.000     1,000,000          1,121,923
   Republic of Finland                        AA         04/01/28      9.625     1,000,000          1,051,243

HOTEL / GAMING - 3.6%
   Boyd Gaming Corporation                    BB         10/01/03      9.250     1,000,000          1,050,000
   Circus Circus Enterprises                  BBB-       07/15/13      7.625       450,000            460,125

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                      Credit      Maturity                 Principal         Market
Fixed Income Securities                Rating       Date        Coupon       Amount           Value
-----------------------------------   --------   -----------   --------    ----------    ---------------
HOTEL / GAMING - 3.6% (Continued)
   Empress River Casino Finance Corp.   BB         04/01/02     10.750    $  500,000    $       518,500
   Grand Casinos, Inc.                  BB         12/01/03     10.125     1,000,000          1,082,500
   Host Marriott Travel Plaza           BB-        05/15/05      9.500     1,000,000          1,062,500
   ITT Corporation                      BBB        11/15/15      7.375     1,000,000            971,256
   Prime Hospitality Corp.              BB         01/15/06      9.250     1,000,000          1,065,096
   Showboat, Inc.                       BB-        05/01/08      9.250       400,000            430,000
   Station Casinos                      B+         06/01/03      9.625       500,000            516,250

INSURANCE - 6.6%
   Aetna Services, Inc.                 A          01/15/17      8.000     1,275,000          1,318,736
   American Financial Group, Inc.       BBB        12/15/07      7.125     1,000,000          1,005,232
   CIGNA Corporation                    A          03/01/23      7.650       500,000            526,766
   CNA Financial Corporation            A-         11/15/23      7.250     1,000,000          1,005,373
   Continental Corporation              BBB-       08/15/12      8.375       600,000            676,655
   Kaufman & Broad Home Corp.           B+         05/01/03      9.375     1,000,000          1,030,000
   Leucadia National Corporation        BBB+       08/15/13      7.750       910,000            937,300
   MBIA, Inc.                           AA         10/01/22      8.200     2,000,000          2,126,945
   Metropolitan Life Insurance Co.*     A+         11/01/23      7.450       550,000            595,507
   New York Life Insurance Company      AA-        12/15/23      7.500     1,000,000          1,040,000
   Penncorp Financial Group, Inc.       BB+        12/15/03      9.250       500,000            515,830
   Reliance Group Holdings, Inc.        BB+        11/15/00      9.000     1,000,000          1,047,500
   Torchmark Corporation                A          03/01/17      8.625       900,000            938,916
   Vesta Insurance Group                BBB+       07/15/25      8.750       500,000            587,836

MEDICAL SERVICES - 1.4%
   Abbey Healthcare Group, Inc.         B+         11/01/02      9.500       500,000            528,871
   Beverly Enterprises Inc.             B+         02/15/06      9.000       500,000            520,000
   Columbia/HCA Healthcare Corporation  BBB        12/15/14      9.000     1,000,000          1,163,060
   HEALTHSOUTH Corporation              BB-        04/01/01      9.500       500,000            525,000

MEDICAL SUPPLIES - 0.4%
   Cardinal Health, Inc.                A-         02/15/04      6.500       700,000            705,941

METALS & MINING - 1.4%
   Alcan Aluminum Ltd.                  A-         01/15/22      8.875     1,000,000          1,094,433
   Inco Ltd.                            BBB-       06/15/22      9.600       500,000            563,413
   Placer Dome, Inc.                    BBB        06/15/15      7.750     1,000,000          1,075,951

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                      Credit      Maturity                 Principal         Market
Fixed Income Securities                Rating       Date        Coupon       Amount           Value
-----------------------------------   --------   -----------   --------    ----------    ---------------
NATURAL GAS - 1.0%
   AmeriGas Partners, L.P.              BB+        04/15/07     10.125    $  300,000    $       326,070
   Consolidated Natural Gas Company     AA-        12/01/11      8.625       154,000            157,850
   Ferrellgas Partners, L.P.            B+         06/15/06      9.375       500,000            530,000
   Seagull Energy                       BB+        08/01/05      8.625     1,000,000          1,050,000

NEWSPAPER - 0.5%
   Hollinger International, Inc.        BB-        02/01/06      9.250       500,000            530,000
   Hollinger International, Inc.        BB-        03/15/07      9.250       500,000            528,605

OILFIELD SERVICES - 2.7%
   Dawson Production Services, Inc.     B+         02/01/07      9.375     1,000,000          1,050,000
   Husky Oil, Ltd.                      BBB        11/15/16      7.550     1,000,000            983,000
   J. Ray McDermott, S.A.               BB-        07/15/06      9.375       500,000            535,000
   Lomak Petroleum, Inc.                B          01/15/07      8.750     1,000,000          1,020,893
   Trico Marine Services Inc.           BB-        08/01/05      8.500     1,000,000          1,032,467
   Veritas DGC, Inc.                    BB         10/15/03      9.750       750,000            816,517

PACKAGING & CONTAINERS - 1.4%
   Container Corp. of America           B+         04/01/03      9.750       400,000            428,000
   Crown Cork & Seal Company, Inc.      BBB+       04/15/23      8.000     1,500,000          1,571,948
   Stone Container Corporation          B          02/01/01      9.875       750,000            750,000

PAPER & FOREST PRODUCTS - 2.2%
   Bowater, Inc.                        BBB        10/15/12      9.500       700,000            878,451
   Champion International Corporation   BBB        09/01/23      7.625     1,500,000          1,535,797
   Georgia-Pacific Corporation          BBB-       07/01/22      9.125     1,000,000          1,114,734
   Sweetheart Corporation, Inc.         B+         09/01/00      9.625     1,000,000            992,500

PETROLEUM - 4.5%
   ANR Pipeline Company                 BBB        11/01/21      9.625     1,000,000          1,306,349
   Clark Oil & Refining Corporation     BB         09/15/04      9.500       650,000            672,750
   Clark USA, Inc.                      B+         12/01/05     10.875       500,000            546,942
   Diamond Shamrock R & M, Inc.         BBB        04/01/23      8.000       600,000            631,650
   Louisiana Land & Exploration Co.     A-         04/15/13      7.625     1,000,000          1,082,024
   NOVA Gas Transmission                A-         04/01/23      7.875       600,000            674,724
   OXY USA, Inc.                        BBB        04/15/11      7.000     1,000,000            981,732
   Phillips Petroleum Company           A-         01/01/23      8.490     1,000,000          1,084,453

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                      Credit      Maturity                 Principal         Market
Fixed Income Securities                Rating       Date        Coupon       Amount           Value
-----------------------------------   --------   -----------   --------    ----------    ---------------
PETROLEUM - 4.5% (Continued)
   USX Corporation                      BBB-       02/15/12      9.375    $  750,000    $       917,334
   Vintage Petroleum, Inc.              B+         12/15/05      9.000     1,000,000          1,051,879

PUBLISHING - 0.9%
   K-III Communications Corporation     BB-        06/01/04     10.250       750,000            813,750
   News America Holdings                BBB-       08/10/18      8.250     1,000,000          1,099,147

RAILROAD - 1.1%
   Kansas City Southern Industries, In  BBB-       07/01/22      8.800       500,000            545,506
   Union Pacific Corporation            BBB        05/01/25      8.350     1,500,000          1,637,257

REAL ESTATE INVESTMENT MANAGEMENT - 0.5%
   Rodamco N.V.                         AA         05/15/15      7.750     1,000,000          1,114,576

REAL ESTATE INVESTMENT TRUST - 0.4%
   Taubman Realty Group Ltd.            BBB        10/01/03      7.000       750,000            759,210

RECREATION - 1.3%
   Brunswick Corporation                BBB+       09/01/23      7.375       975,000          1,033,089
   Speedway Motorsports, Inc.           B+         08/15/07      8.500       500,000            508,750
   Time Warner, Inc.                    BBB-       01/15/13      9.125     1,000,000          1,190,000

RESTAURANT - 0.7%
   Darden Restaurants, Inc.             BBB        02/01/16      7.125     1,500,000          1,425,000

RETAIL STORE - 4.3%
   Dayton Hudson Corporation            BBB+       12/01/22      8.500     1,500,000          1,623,378
   Genesco, Inc.                        B+         02/01/03     10.375       425,000            439,835
   J.C. Penney Company                  A          04/01/17      7.950     1,000,000          1,118,004
   The Limited, Inc.                    BBB+       03/15/23      7.500     1,000,000            997,703
   May Department Stores                A          07/15/26      8.300     1,000,000          1,105,918
   Michaels Stores, Inc.                BB-        06/15/06     10.875     1,000,000          1,088,330
   Rite-Aid Corporation                 BBB+       08/15/13      6.875     1,000,000          1,005,322
   Sears, Roebuck & Company             A-         11/01/11      9.375     1,000,000          1,240,993

SECURITIES BROKERAGE - 2.8%
   Bear Stearns Companies, Inc.         A          01/15/04      6.625     1,000,000            999,392
   Goldman Sachs Group                  A+         03/01/13      8.000     1,000,000          1,129,474

                                  See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                       S & P
                                      Credit      Maturity                 Principal         Market
Fixed Income Securities                Rating       Date        Coupon       Amount           Value
-----------------------------------   --------   -----------   --------    ----------    ---------------
SECURITIES BROKERAGE - 2.8% (Continued)
   Lehman Brothers, Inc.                A          05/15/05     11.625    $1,023,000    $     1,328,881
   Morgan Stanley Group, Inc.           A+         10/01/13      7.000     1,000,000          1,038,773
   Paine Webber Group, Inc.             BBB+       02/15/14      7.625     1,000,000          1,063,128

SEMICONDUCTOR - 0.5%
   Advanced Micro Devices, Inc.         BB-        08/01/03     11.000     1,000,000          1,075,000

STEEL - 0.5%
   AK Steel Corporation                 BB-        12/15/06      9.125     1,000,000          1,029,321

TELECOMMUNICATIONS SERVICE - 3.3%
   AT&T Corporation                     AA-        01/15/22      8.125       750,000            799,399
   Bell Atlantic Corporation            A+         06/15/17      7.875       500,000            511,250
   Comcast Cellular Communications, In  BB+        05/01/07      9.500       500,000            525,000
   GCI, Inc.                            B+         08/01/07      9.750     1,000,000          1,035,214
   GTE Corporation                      A          11/01/21      8.750     1,000,000          1,215,339
   NYNEX Corporation                    A+         12/15/11      7.375       500,000            503,750
   Paging Network, Inc.                 B          02/01/06      8.875     1,000,000            980,401
   Southwestern Bell Telephone Company  AA         05/01/12      7.375     1,000,000          1,007,500

TEXTILES - 1.5%
   Dominion Textile, Inc.               BB         04/01/06      9.250     1,000,000          1,122,500
   Fieldcrest Cannon, Inc.              B+         06/15/04     11.250     1,000,000          1,055,000
   WestPoint Stevens, Inc.              BB-        12/15/01      8.750       750,000            780,000

TOBACCO - 0.9%
   Philip Morris Companies, Inc.        A          01/15/17      8.375     1,000,000          1,027,388
   RJR Nabisco, Inc.                    BBB-       04/15/04      8.750       775,000            821,568

U.S. GOVERNMENT - 3.7%
   U.S. Treasury                                   08/15/26      6.750     2,000,000          2,202,813
   U.S. Treasury                                   10/15/06      6.500       500,000            523,594
   U.S. Treasury                                   11/15/12     10.375     3,500,000          4,651,172
                                                                                        ----------------
TOTAL FIXED INCOME SECURITIES - 95.6%
   (Cost $179,340,720)                                                                  $   191,712,180
                                                                                        ================

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                                  See Notes To Financial Statements

                         ADVANCE CAPITAL I, INC.
                  STATEMENT OF ASSETS AND LIABILITIES
                            DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                 EQUITY                                   RETIREMENT
                                                 GROWTH        BOND         BALANCED        INCOME
                                              -----------   ----------    -----------    ------------
ASSETS
  Investments in securities. . . . . . . . . $ 53,838,950  $ 4,121,662   $ 97,558,498   $ 191,712,180

  Cash . . . . . . . . . . . . . . . . . . .      514,568       17,610      1,064,560       4,952,367
  Receivables
   Dividends and interest. . . . . . . . . .       24,057       69,572        884,587       3,981,295
   Securities sold . . . . . . . . . . . . .            0            0              0               0
  Prepaid expenses . . . . . . . . . . . . .        4,046        1,516          6,690          13,838
                                             ------------  -----------   ------------   -------------
Total assets . . . . . . . . . . . . . . . .   54,381,621    4,210,360     99,514,335     200,659,680



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees. . . . . . . . .       30,653        1,398         57,032          82,702
   Distribution fees . . . . . . . . . . . .          368            0            670           1,332
  Accounts payable and accrued expenses. . .       18,304        1,350         29,414          52,918
  Securities purchased . . . . . . . . . . .            0            0              0               0
  Distributions payable. . . . . . . . . . .           68        4,617          5,760          11,622
                                             ------------  -----------   ------------   -------------
  Total liabilities. . . . . . . . . . . . .       49,393        7,365         92,876         148,574
                                             ------------  -----------   ------------   -------------
  Net assets . . . . . . . . . . . . . . . . $ 54,332,228  $ 4,202,995   $ 99,421,459   $ 200,511,106
                                             ============  ===========   ============   =============


NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . $ 35,179,724  $ 3,987,535   $ 70,845,376   $ 188,180,866
  Accumulated undistributed net realized
   loss on investments . . . . . . . . . . .            0            0              0        (41,220)
  Net unrealized appreciation in value of
   investments . . . . . . . . . . . . . . .   19,152,504      215,460     28,576,083      12,371,460
                                             ------------  -----------   ------------   -------------
  Net assets . . . . . . . . . . . . . . . . $ 54,332,228  $ 4,202,995   $ 99,421,459   $ 200,511,106
                                             ============  ===========   ============   =============

SHARES OUTSTANDING . . . . . . . . . . . . .    3,150,443      399,375      6,336,730      18,824,383
                                             ============  ===========   ============   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE . . . . . . . . $      17.25  $     10.52   $      15.69   $       10.65
                                             ============  ===========   ============   =============

                                              See Notes To Financial Statements

                                 ADVANCE CAPITAL I, INC.
                                 STATEMENT OF OPERATIONS
                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------

                                                 EQUITY                                 RETIREMENT
                                                 GROWTH        BOND        BALANCED       INCOME
                                              ------------  -----------  ------------  -------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . $     24,600  $   305,052  $  2,603,199  $  14,807,711
  Dividends. . . . . . . . . . . . . . . . .      210,189            0       978,862              0
                                              ------------  -----------  ------------  -------------
  Total investment income. . . . . . . . . .      234,789      305,052     3,582,061     14,807,711

EXPENSES
  Paid to affiliates:
    Investment advisory fees . . . . . . . .      331,108       16,856       617,972        921,051
    Administration fees. . . . . . . . . . .            0            0             0              0
    Distribution fees. . . . . . . . . . . .      118,253            0       220,704        460,525
    Transfer and dividend disbursing
      agent fees . . . . . . . . . . . . . .            0            0             0              0
  Paid to others:
    Custodial fees . . . . . . . . . . . . .       22,623        2,245        21,292          9,475
    Directors fees and expenses. . . . . . .        1,926          178         3,624          7,623
    Professional fees. . . . . . . . . . . .        8,631          764        16,176         33,709
    Shareholder reporting costs. . . . . . .       12,219        1,133        23,029         47,501
    Registration and filing fees . . . . . .        4,478        1,416         6,319         10,018
    Other operating expenses . . . . . . . .        5,981          455        10,415         20,344
                                              ------------  -----------  ------------  -------------
  Total expenses . . . . . . . . . . . . . .      505,219       23,047       919,531      1,510,246
                                              ------------  -----------  ------------  -------------
NET INVESTMENT INCOME (LOSS) . . . . . . . .    (270,430)      282,005     2,662,530     13,297,465

REALIZED GAIN ON INVESTMENTS
  Proceeds from securities sold. . . . . . .    9,559,297    1,218,525     8,780,765     29,757,980
  Cost of securities sold. . . . . . . . . .  (9,202,743)  (1,180,335)   (6,878,349)   (28,828,247)
                                              ------------  -----------  ------------  -------------
  Net realized gain on investments . . . . .      356,554       38,190     1,902,416        929,733

UNREALIZED GAIN ON INVESTMENTS
  Appreciation, Beginning of year. . . . . .   11,269,388      151,070    16,670,110      4,830,140
  Appreciation, End of year. . . . . . . . .   19,152,504      215,460    28,576,083     12,371,460
                                              ------------  -----------  ------------  ------------
  Net unrealized gain on investments . . . .    7,883,116       64,390    11,905,973      7,541,320
                                              ------------  -----------  ------------  ------------

NET GAIN ON INVESTMENTS. . . . . . . . . . .    8,239,670      102,580    13,808,389      8,471,053
                                              ------------  -----------  ------------  ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS. . . . . . . . . $  7,969,240  $   384,585  $ 16,470,919  $  21,768,518
                                              ============  ===========  ============  =============


                                              See Notes To Financial Statements

                                    ADVANCE CAPITAL I, INC.
                               STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                                                                EQUITY GROWTH                        BOND
                                                        -----------------------------    ----------------------------
                                                             1997            1996            1997          1996
                                                        --------------  -------------    ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . .  $   (270,430)  $   (162,689)    $   282,005   $     293,150
    Net realized gain (loss) on investments. . . . . .        356,554        128,865         38,190          14,890
    Net unrealized gain (loss) on investments. . . . .      7,883,116      5,138,241         64,390       (189,341)
                                                        --------------  -------------    ------------  --------------
    Net increase in net assets resulting
      from operations. . . . . . . . . . . . . . . . .      7,969,240      5,104,417        384,585         118,699

  Distributions to Shareholders:
      Net investment income. . . . . . . . . . . . . .              0              0      (282,005)       (293,150)
      Net realized gain on investments . . . . . . . .      (228,769)              0       (37,120)               0
                                                        --------------  -------------    ------------  --------------
      Total distributions to shareholders. . . . . . .      (228,769)              0      (319,125)       (293,150)

  Share Transactions:
      Net proceeds from sale of shares . . . . . . . .     11,871,517     10,814,068        665,380         747,478
      Reinvestment of distributions. . . . . . . . . .        228,701              0        267,980         246,917
      Cost of shares reacquired. . . . . . . . . . . .    (4,275,354)    (2,776,738)    (1,226,311)       (916,571)
                                                        --------------  -------------   ------------  --------------
      Net increase (decrease) derived from share
        transactions . . . . . . . . . . . . . . . . .      7,824,864      8,037,330      (292,951)          77,824
                                                        --------------  -------------    ------------  --------------
      Net increase (decrease) in net assets. . . . . .     15,565,335     13,141,747      (227,491)        (96,627)

NET ASSETS
      Beginning of year. . . . . . . . . . . . . . . .     38,766,893     25,625,146      4,430,486       4,527,113
                                                        --------------  -------------    ------------  --------------
      End of year. . . . . . . . . . . . . . . . . . .  $  54,332,228   $ 38,766,893    $ 4,202,995   $   4,430,486
                                                        ==============  =============    ============  ==============
NUMBER OF SHARES
      Sold . . . . . . . . . . . . . . . . . . . . . .        774,840        792,133         64,974          71,788
      Shares issued from reinvestment of distributions         13,258              0         25,755          23,856
      Reacquired . . . . . . . . . . . . . . . . . . .      (271,579)      (202,707)      (118,547)        (88,198)
                                                        --------------  -------------    ------------  -------------
      Net increase (decrease) in shares outstanding. .        516,519        589,426       (27,818)           7,446

      Outstanding:
        Beginning of year. . . . . . . . . . . . . . .      2,633,924      2,044,498        427,193         419,747
                                                        --------------  -------------    ------------  --------------
        End of year. . . . . . . . . . . . . . . . . .      3,150,443      2,633,924        399,375         427,193
                                                        ==============  =============    ============  ==============

                                              See Notes To Financial Statements

                              ADVANCE CAPITAL I, INC.
                   STATEMENT OF CHANGES IN NET ASSETS - Continued
--------------------------------------------------------------------------

                                                                                                 RETIREMENT
                                                                  BALANCED                         INCOME
                                                        ----------------------------     ----------------------------
                                                            1997            1996             1997          1996
                                                        --------------  -------------    ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . .  $   2,662,530   $  2,108,825     $13,297,465   $ 11,712,302
    Net realized gain (loss) on investments. . . . . .      1,902,416      1,422,047         929,733      (456,673)
    Net unrealized gain (loss) on investments. . . . .     11,905,973      5,684,549       7,541,320    (3,666,825)

    Net increase in net assets resulting
    from operations. . . . . . . . . . . . . . . . . .     16,470,919      9,215,421      21,768,518      7,588,804

  Distributions to Shareholders:
    Net investment income. . . . . . . . . . . . . . .    (2,662,530)    (2,108,825)    (13,297,465)   (11,712,302)
    Net realized gain on investments . . . . . . . . .    (1,902,416)    (1,422,047)               0              0
                                                        --------------  -------------    ------------  -------------
    Total distributions to shareholders. . . . . . . .    (4,564,946)    (3,530,872)    (13,297,465)   (11,712,302)

  Share Transactions:
    Net Proceeds from sale of shares . . . . . . . . .     17,779,709     14,712,818      28,904,791     39,730,156
    Reinvestment of distributions. . . . . . . . . . .      4,535,246      3,500,989      13,134,267     11,592,633
    Cost of shares reacquired. . . . . . . . . . . . .   (10,001,142)    (7,995,453)    (20,798,196)   (15,699,328)
                                                        --------------  -------------    ------------  -------------
    Net increase (decrease) derived from share
      transactions . . . . . . . . . . . . . . . . . .     12,313,813     10,218,354      21,240,862     35,623,461
                                                        --------------  -------------    ------------  -------------
    Net increase (decrease) in net assets. . . . . . .     24,219,786     15,902,903      29,711,915     31,499,963

NET ASSETS
    Beginning of year. . . . . . . . . . . . . . . . .     75,201,673     59,298,770     170,799,191    139,299,228
                                                        --------------  -------------    ------------  -------------
    End of year. . . . . . . . . . . . . . . . . . . .  $  99,421,459   $ 75,201,673    $200,511,106   $170,799,191
                                                        ==============  =============    ============  =============
NUMBER OF SHARES
    Sold . . . . . . . . . . . . . . . . . . . . . . .      1,211,965      1,132,445       2,825,132      3,902,770
    Shares issued from reinvestment of distributions .        298,348        262,475       1,275,428      1,150,356
    Reacquired . . . . . . . . . . . . . . . . . . . .      (671,556)      (615,458)     (2,023,575)    (1,557,136)
                                                        --------------  -------------    ------------  -------------
    Net increase (decrease) in shares outstanding. . .        838,757        779,462       2,076,985      3,495,990

    Outstanding:
      Beginning of year. . . . . . . . . . . . . . . .      5,497,973      4,718,511      16,747,398     13,251,408
                                                        --------------  -------------    ------------  -------------
      End of year. . . . . . . . . . . . . . . . . . .      6,336,730      5,497,973      18,824,383     16,747,398
                                                        ==============  =============    ============  =============

                                              See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the Equity Growth Fund, Bond Fund, Balanced Fund and Retirement Income Fund.

     On August 15, 1997, the shareholders of the Advance Capital
I, Inc. Long Term Income Fund approved the liquidation and dissolution of the Fund. The Fund was dissolved and all assets were distributed in 1997.

Note 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchanged quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less will be valued at cost which approximates market.

Expenses

     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is the COMPANY'S policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

     Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund, if any, are declared annually and paid on the last business day of the year. Capital gain dividends, if any, are declared annually on the last business day of the year and are normally paid within 45 days.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method for book and tax purposes.
Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates,
Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced
Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond Fund. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the

Balanced Fund invested in common stocks. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $1,886,987 by MANAGEMENT for 1997. The COMPANY was charged distribution fees of $799,482 by SERVICES for 1997. At
December 31, 1997 an employee retirement plan sponsored by SERVICES owned 52,746 shares (1.7%) of the Equity Growth Fund and 7,132 shares (0.1%) of the Balanced Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $2,500 annual retainer and an additional $250 per meeting.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for 1997 were as follows:

        	Equity			                Retirement
	        Growth	       Bond	  Balanced	  Income
                ------         ----       --------        ------
Purchases      $16,764,592    $908,419	  $18,961,364	  $50,091,523
Sales	         9,559,297   1,218,525	    8,780,765	   29,757,980

     	The cost of purchases and proceeds from sales of U.S.
Government securities included above were as follows:

                    Equity			        Retirement
	            Growth	Bond	    Balanced	  Income
                    ------      ----        --------      ------
Purchases	    None	$207,817     $992,188	  $8,479,219
Sales	            None	 418,169    1,044,531	   5,507,344

                                  50

     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of December 31, 1997 were as follows:

	                  Equity			      Retirement
	                  Growth	Bond	  Balance       Income
                          ------        ----      --------      ------
Appreciation	          $20,379,035	$223,214  $29,320,504	$12,537,716
Depreciation	            1,226,531	   7,754      744,421	    166,256

Note 5.  CASH

     As of December 31, 1997, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate (approximately 5.2%).

Note 6.  CAPITAL LOSS CARRYOVERS

     For 1997, the Company utilized $127,785, $1,070 and $929,733 of capital loss carryovers in the Equity Growth, Bond and Retirement Income Funds respectively. At December 31, 1997, capital loss carryovers and their expiration dates were as follows:

                      	Retirement
                          Income
                          ------
December 31, 2004	  $41,220


Note 7.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's four portfolios has 200 million shares authorized.

Report of Independent Accountants

To the Trustees and Shareholders of
 Advance Captial I, Inc.

In our opinion, the accompaning statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth Fund, Bond Fund, Balanced Fund, and Retirement Income Fund (constituting Advance Captial I, Inc., hereafter referred to as the "Company") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with gennerally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of Advance Captial I, Inc. for the years ended December 31, 1994 and 1993 were audited by other independent accountants whose report dated February 15, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse LLP

Detroit, Michigan
February 4, 1998

ADDITIONAL INFORMATION (Unaudited)

RESULTS OF ANNUAL SHAREHOLDER VOTE

     An Annual Meeting of Shareholders of the COMPANY was held at the Novi Hilton, 21111 Haggerty Road, Novi, Michigan, on July 25, 1997 for the following purposes:

     1.  To elect five Directors to hold office until the next
Annual Meeting of Shareholders or until their successors have been elected and qualified.

         Directors Elected at Meeting	Votes For
         ----------------------------   ---------
         Joseph A. Ahern                16,341,683
         Richard W. Holtcamp            16,205,318
         Harry Kalajian                 16,314,374
         John C. Shoemaker              16,336,172
         Frank R. Zimmerman             16,281,470

     2. To ratify the selection of Price Waterhouse LLP as independent accountants of the COMPANY for the fiscal year ending December 31,1997.

         Votes For:                     16,318,398
         Votes Against:	                    25,691
         Votes to Abstain:                  99,115

                                 53

ADVANCE CAPTIAL I, INC.                 ADVANCE CAPTIAL I INC
                                        An investment company with four funds

INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)      EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.          BOND FUND
100 East Pratt Street                   BALANCED FUND
Baltimore, Maryland 21202               RETIREMENT INCOME FUND

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Huntington National Bank
220 Park Street, Suite 100
Birmingham, Michigan 48009

INDEPENDENT ACCOUNTANTS:
Price Waterhouse LLP
200 Renaissance Center
Suite 3900
Detroit, MI  48243

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary
                                        ANNUAL REPORT
BOARD OF DIRECTORS:                     DECEMBER 31, 1997
Joseph A. Ahern
Richard W. Holtcamp
Harry Kalajian
John C. Shoemaker
Frank R. Zimmerman